UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton 100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: March 31

Date of reporting period: March 31, 2021

ITEM 1.	REPORT TO STOCKHOLDERS.

The Annual Report to Stockholders is filed herewith.

Annual Report	March 31, 2021

WESTERN ASSET

INTERMEDIATE-TERM MUNICIPALS FUND

The Fund intends to no longer mail paper copies of the Fund’s shareholder reports like this one, unless you specifically request paper copies of the reports from the Fund or from your Service Agent or financial intermediary (such as a broker-dealer or bank). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically (“e-delivery”), you will not be affected by this change and you need not take any action. If you have not already elected e-delivery, you may elect to receive shareholder reports and other communications from the Fund electronically by contacting your Service Agent or, if you are a direct shareholder with the Fund, by calling 1-877-721-1926.

You may elect to receive all future reports in paper free of charge. If you invest through a Service Agent, you can contact your Service Agent to request that you continue to receive paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account at that Service Agent. If you are a direct shareholder with the Fund, you can call the Fund at 1-877-721-1926, or write to the Fund by regular mail at Legg Mason Funds, P.O. Box 9699, Providence, RI 02940-9699 or by express, certified or registered mail to Legg Mason Funds, 4400 Computer Drive, Westborough, MA 01581 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account held directly with the fund complex.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to provide as high a level of income exempt from regular federal income tax* as is consistent with prudent investing.

*

A portion of the income may be subject to the federal alternative minimum tax (“AMT”), and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

Letter from the president

Dear Shareholder,

We are pleased to provide the annual report of Western Asset Intermediate-Term Municipals Fund for the twelve-month reporting period ended March 31, 2021. Please read on for a detailed look at prevailing economic and market conditions during the Fund’s reporting period and to learn how those conditions have affected Fund performance.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA
President and Chief Executive Officer
April 30, 2021

II	Western Asset Intermediate-Term Municipals Fund

Fund overview

Q. What is the Fund’s investment strategy?

A. The Fund seeks to provide as high a level of income exempt from regular federal income tax as is consistent with prudent investing.

Under normal circumstances, the Fund invests at least 80% of its assets in “municipal securities.” Municipal securities include debt obligations issued by any of the fifty states and certain other municipal issuers and their political sub-divisions, agencies and public authorities, certain other governmental issuers (such as Puerto Rico, the U.S. Virgin Islands and Guam) and other qualifying issuers, the income from which is exempt from regular federal income tax. The interest on municipal securities is exempt from regular federal income tax but may be subject to the federal alternative minimum tax (“AMT”). These securities include participation or other interests in municipal securities issued or backed by banks, insurance companies and other financial institutions. We select securities primarily by identifying undervalued sectors and individual securities, while also selecting securities that we believe will benefit from changes in market conditions.

Although the Fund may invest in securities of any maturity, the Fund normally maintains an average effective portfolio maturity of between three and ten years. The Fund focuses on investment grade bonds (that is, securities rated in the Baa/BBB categories or above or, if unrated or we deemed to be unrated, securities we determined to be of comparable quality), but may invest up to 20% of its assets in below investment grade bonds, commonly referred to as “high yield” or “junk” bonds.

The Fund may also invest in securities of other open-end or closed-end investment companies, including exchange-traded funds (“ETFs”), that invest primarily in municipal securities.

Instead of, and/or in addition to, investing directly in particular securities, the Fund may use derivatives and other synthetic instruments that are intended to provide economic exposure to the securities or the issuer or to be used as a hedging technique — to the extent consistent with its 80% policy. The Fund may also engage in a variety of transactions using derivatives in order to change the investment characteristics of its portfolio (such as shortening or lengthening durationi) and for other purposes. The Fund may leverage its assets by investing proceeds received through tender option bond transactions, which is considered a form of borrowing.

At Western Asset Management Company, LLC (“Western Asset”), the Fund’s subadviser, we utilize a fixed income team approach, with decisions derived from interaction among various investment management sector specialists. The sector teams are comprised of Western Asset’s senior portfolio management personnel, research analysts and an in-house economist. Under this team approach, management of client fixed income portfolios will reflect a consensus of interdisciplinary views within the Western Asset organization.

Western Asset Intermediate-Term Municipals Fund 2021 Annual Report	1

Fund overview (cont’d)

Q. What were the overall market conditions during the Fund’s reporting period?

A. Fixed income markets experienced periods of elevated volatility and, overall, posted a modest gain over the twelve-month reporting period ended March 31, 2021. Volatility was driven by a number of factors, including risk aversion as the COVID-19 pandemic escalated, sharply falling and then rising global growth, trade conflicts, inflation concerns, and a number of geopolitical events. Most spread sectors (non-Treasuries) outperformed similar duration Treasuries, especially as the reporting period progressed. This was driven by continued monetary policy accommodation from the Federal Reserve Board (the “Fed”)ii and the rollout of several COVID-19 vaccines which triggered increased investor risk appetite.

Short-term U.S. Treasury yields moved lower, as the Fed held the federal funds rateiii in a range between 0.00% and 0.25%. The yield for the two-year Treasury note began the reporting period at 0.23%. The low of 0.09% occurred on February 5, 2021 and the high of 0.28% took place on April 7, 2020. The yield ended the period at 0.16%. In contrast, long-term U.S. Treasury yields moved sharply higher. Much of this increase occurred late in the period, as positive economic data triggered inflationary concerns and fears that the Fed may remove its monetary policy accommodations sooner than previously anticipated. The yield for the ten-year Treasury began the reporting period at 0.70%. The low of 0.52% occurred on August 4, 2020 and the high of 1.74% occurred on both March 19, 2021 and March 31, 2021.

The municipal bond market posted a positive return and significantly outperformed its taxable bond counterpart during the twelve-month reporting period. Over that time, the Bloomberg Barclays Municipal Bond Indexiv and the Bloomberg Barclays U.S. Aggregate Indexv returned 5.51% and 0.71%, respectively. Both the taxable and tax-free markets were initially supported by falling yields but were then hurt as longer-term yields moved sharply higher as the reporting period progressed. While the municipal market generated positive absolute returns during eight of the twelve months of the reporting period, a portion of its gains were lost during the other four months.

Q. How did we respond to these changing market conditions?

A. A number of adjustments were made to the Fund during the reporting period, including increasing its duration. From a sector perspective, we increased the Fund’s allocations to Special Tax Obligation and State General Obligation bonds, while reducing its exposures to the Water & Sewer sector and Local General Obligation bonds. In terms of our quality biases, we increased the Fund’s allocation to securities rated BBB, while paring the Fund’s exposures to securities rated AA and A.

We employed the use of U.S. Treasury futures during the reporting period to manage duration. This strategy modestly contributed to the Fund’s performance.

Performance review

For the twelve months ended March 31, 2021, Class A shares of Western Asset Intermediate-Term Municipals Fund, excluding sales charges, returned 7.57%. The Fund’s

2	Western Asset Intermediate-Term Municipals Fund 2021 Annual Report

unmanaged benchmark, the Bloomberg Barclays 1-15 Year Municipal Bond Indexvi, returned 4.92% for the same period. The Lipper Intermediate Municipal Debt Funds Category Averagevii returned 5.81% over the same time frame.

Certain investors may be subject to the AMT, and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

Performance Snapshot as of March 31, 2021 (unaudited)
(excluding sales charges)	6 months	12 months
Western Asset Intermediate-Term Municipals Fund:
Class A	2.90%	7.57%
Class C	2.60%	6.93%
Class I	2.99%	7.76%
Class IS	3.01%	7.81%
Bloomberg Barclays 1-15 Year Municipal Bond Index	1.00%	4.92%
Lipper Intermediate Municipal Debt Funds Category Average	1.69%	5.81%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The 30-Day SEC Yields for the period ended March 31, 2021 for Class A, Class C, Class I and Class IS shares were 0.95%, 0.41%, 1.13% and 1.19%, respectively. Absent fee waivers and/or expense reimbursements, the 30-Day SEC Yield for Class I shares would have been 1.12%. The 30-Day SEC Yield, calculated pursuant to the standard SEC formula, is based on the Fund’s investments over an annualized trailing 30-day period, and not on the distributions paid by the Fund, which may differ.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated August 1, 2020, the gross total annual fund operating expense ratios for Class A, Class C, Class I and Class IS shares were 0.60%, 1.20%, 0.47% and 0.38%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

Western Asset Intermediate-Term Municipals Fund 2021 Annual Report	3

Fund overview (cont’d)

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 0.75% for Class A shares, 1.35% for Class C shares, 0.43% for Class I shares and 0.40% for Class IS shares. In addition, the ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

Q. What were the leading contributors to performance?

A. The largest contributor to the Fund’s relative performance during the reporting period was its security selection. In particular, holdings in the State General Obligation and Transportation sectors added the most value. The Fund’s quality positioning was also beneficial. More specifically, an overweight to securities rated BBB and an opportunistic allocation to below investment grade municipal securities were additive for results, as they outperformed their higher-rated counterparts. Looking at sector positioning, overweights to the Industrial Revenue and Transportation sectors were the largest contributors to results.

Q. What were the leading detractors from performance?

A. The largest detractor from the Fund’s relative performance during the reporting period was its duration positioning. More specifically, having a longer duration than that of the benchmark was not rewarded, as rates moved higher during the twelve-month reporting period. Security selection in the Health Care sector was also a drag on results.

Thank you for your investment in Western Asset Intermediate-Term Municipals Fund. As always, we appreciate that you have chosen us to manage your assets and we remain focused on achieving the Fund’s investment goals.

Sincerely,

Western Asset Management Company, LLC

April 13, 2021

RISKS: The Fund’s investments are subject to interest rate, inflation, reinvestment and credit risks. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. Municipal securities purchased by the Fund may be adversely affected by changes in the financial condition of municipal issuers and insurers, regulatory and political developments, uncertainties and public perceptions, and other factors. Lower rated, higher yielding bonds known as “junk bonds” are subject to greater credit risk, including the risk of default, than higher

4	Western Asset Intermediate-Term Municipals Fund 2021 Annual Report

rated obligations. Investing in securities issued by other investment companies, including exchange-traded funds (“ETFs”), involves risks similar to those of investing directly in the securities and other assets held by the investment company or ETF. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs. In addition, the Fund indirectly bears its pro rata share of the fees and expenses incurred by a fund it invests in, including advisory fees. These expenses are in addition to the expenses that the Fund bears directly in connection with its own operations. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and may have a potentially large impact on Fund performance. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

The mention of sector breakdowns is for informational purposes only and should not be construed as a recommendation to purchase or sell any securities. The information provided regarding such sectors is not a sufficient basis upon which to make an investment decision. Investors seeking financial advice regarding the appropriateness of investing in any securities or investment strategies discussed should consult their financial professional. Portfolio holdings are subject to change at any time and may not be representative of the portfolio managers’ current or future investments. The Fund’s portfolio composition is subject to change at any time.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

[i]

Duration is the measure of the price sensitivity of a fixed-income security to an interest rate change of 100 basis points. Calculation is based on the weighted average of the present values for all cash flows.

ii

The Federal Reserve Board (the “Fed”) is responsible for the formulation of U.S. policies designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iii	The federal funds rate is the target interest rate set by the Federal Open Market Committee at which commercial banks borrow and lend their excess reserves to each other overnight.

iv	The Bloomberg Barclays Municipal Bond Index is a market value weighted index of investment grade municipal bonds with maturities of one year or more.

[v]

The Bloomberg Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

vi	The Bloomberg Barclays 1–15 Year Municipal Bond Index is a market value weighted index of investment grade (Baa3/BBB- or higher) fixed-rate municipal bonds with maturities of one to fifteen years.

vii

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the period ended March 31, 2021, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 221 funds for the six-month period and among the 214 funds for the twelve-month period in the Fund’s Lipper category, and excluding sales charges, if any.

Western Asset Intermediate-Term Municipals Fund 2021 Annual Report	5

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of March 31, 2021 and March 31, 2020 and does not include derivatives, such as futures contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

‡	Represents less than 0.1%.

6	Western Asset Intermediate-Term Municipals Fund 2021 Annual Report

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on October 1, 2020 and held for the six months ended March 31, 2021.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	2.90%	$1,000.00	$1,029.00	0.59%	$2.98	Class A	5.00%	$1,000.00	$1,021.99	0.59%	$2.97
Class C	2.60	1,000.00	1,026.00	1.18	5.96	Class C	5.00	1,000.00	1,019.05	1.18	5.94
Class I	2.99	1,000.00	1,029.90	0.43	2.18	Class I	5.00	1,000.00	1,022.79	0.43	2.17
Class IS	3.01	1,000.00	1,030.10	0.37	1.87	Class IS	5.00	1,000.00	1,023.09	0.37	1.87

Western Asset Intermediate-Term Municipals Fund 2021 Annual Report	7

Fund expenses (unaudited) (cont’d)

[1]	For the six months ended March 31, 2021.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 365.

8	Western Asset Intermediate-Term Municipals Fund 2021 Annual Report

Fund performance (unaudited)

Average annual total returns
Without sales charges[1]	Class A	Class C	Class I	Class IS
Twelve Months Ended 3/31/21	7.57%	6.93%	7.76%	7.81%
Five Years Ended 3/31/21	2.69	2.10	2.85	N/A
Ten Years Ended 3/31/21	3.77	3.17	3.94	N/A
Inception* through 3/31/21	—	—	—	4.67

With sales charges[2]	Class A	Class C	Class I	Class IS
Twelve Months Ended 3/31/21	5.20%	6.93%	7.76%	7.81%
Five Years Ended 3/31/21	2.23	2.10	2.85	N/A
Ten Years Ended 3/31/21	3.54	3.17	3.94	N/A
Inception* through 3/31/21	—	—	—	4.67

Cumulative total returns
Without sales charges[1]
Class A (3/31/11 through 3/31/21)	44.85%
Class C (3/31/11 through 3/31/21)	36.66
Class I (3/31/11 through 3/31/21)	47.12
Class IS (Inception date of 9/18/18 through 3/31/21)	12.24

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

[1]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares.

[2]	Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. In addition, Class A shares reflect the deduction of the maximum initial sales charge of 2.25%.

*	Inception dates for Class A, C, I and IS shares are November 28, 1988, December 19, 2001, September 28, 2007 and September 18, 2018, respectively.

Western Asset Intermediate-Term Municipals Fund 2021 Annual Report	9

Fund performance (unaudited) (cont’d)

Historical performance

Value of $10,000 invested

Class A Shares of Western Asset Intermediate-Term Municipals Fund vs. Bloomberg Barclays 1-15 Year Municipal Bond Index and Lipper Intermediate Municipal Debt Funds Category Average† — March 2011 - March 2021

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

†

Hypothetical illustration of $10,000 invested in Class A shares of Western Asset Intermediate-Term Municipals Fund on March 31, 2011, assuming the deduction of the maximum initial sales charge of 2.25% at the time of investment and the reinvestment of all distributions, including returns of capital, if any, at net asset value through March 31, 2021. The hypothetical illustration also assumes a $10,000 investment in the Bloomberg Barclays 1-15 Year Municipal Bond Index and the Lipper Intermediate Municipal Debt Funds Category Average. The Bloomberg Barclays 1-15 Year Municipal Bond Index (the “Index”) is a market value weighted index of investment grade (Baa3/BBB- or higher), fixed-rate municipal bonds with maturities of one to fifteen years. The Index is unmanaged and is not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index. The Lipper Intermediate Municipal Debt Funds Category Average is comprised of the Fund’s peer group of mutual funds. The performance of the Fund’s other classes may be greater or less than the Class A shares’ performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

10	Western Asset Intermediate-Term Municipals Fund 2021 Annual Report

Schedule of investments

March 31, 2021

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 94.0%
Alabama — 1.6%
Jefferson County, AL, Sewer Revenue:
Subordinated Lien Warrants, Series D	5.000%	10/1/22	$2,000,000	$2,146,391
Subordinated Lien Warrants, Series D	5.000%	10/1/23	4,000,000	4,485,289
Southeast Alabama Gas Supply District, Gas Supply Revenue, Series 2018A	4.000%	6/1/24	25,125,000	27,647,221	(a)(b)
Tuscaloosa County, AL, IDA Revenue, Hunt Refining Project, Series A, Refunding	4.500%	5/1/32	6,500,000	7,238,634	(c)
Total Alabama				41,517,535
Alaska — 0.1%
Alaska State Housing Finance Corp. Revenue:
State Capital Project II, Series B	5.000%	12/1/37	750,000	940,058
State Capital Project, Series B	4.000%	12/1/35	1,000,000	1,172,436
State Capital Project, Series B	4.000%	12/1/36	750,000	876,345
Total Alaska				2,988,839
Arizona — 2.3%
Arizona State IDA, Education Revenue:
Academies Math & Science Project, Refunding, SD Credit Program	5.000%	7/1/37	700,000	818,194
Basis School Project, Credit Enhanced, SD
Credit Program, Refunding	5.000%	7/1/37	850,000	993,521
Lincoln South Beltway Project	5.000%	2/1/24	2,000,000	2,249,114
Lincoln South Beltway Project	5.000%	8/1/24	2,000,000	2,287,890
Lincoln South Beltway Project	5.000%	2/1/25	1,500,000	1,743,533
Arizona State IDA, Hospital Revenue:
Phoenix Children’s Hospital Project	5.000%	2/1/36	1,100,000	1,405,305
Phoenix Children’s Hospital Project	5.000%	2/1/40	1,300,000	1,641,426
Chandler, AZ, IDA Revenue:
Intel Corp. Project	2.700%	8/14/23	8,000,000	8,404,258	(a)(b)(d)
Intel Corp. Project	5.000%	6/3/24	8,900,000	10,107,527	(a)(b)(d)
Navajo Nation, AZ, Series A, Refunding	5.000%	12/1/25	3,400,000	3,758,331	(c)
Phoenix, AZ, Civic Improvement Corp., Airport Revenue:
Junior Lien, Refunding	5.000%	7/1/27	4,000,000	4,579,379
Senior Lien, Series 2018	5.000%	7/1/36	3,715,000	4,475,842	(d)
Senior Lien, Series 2018	5.000%	7/1/37	4,300,000	5,165,882	(d)
Senior Lien, Series 2018	5.000%	7/1/38	5,085,000	6,094,253	(d)

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2021 Annual Report	11

Schedule of investments (cont’d)

March 31, 2021

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Arizona — continued
Phoenix, AZ, IDA, Great Hearts Academies, Refunding	5.000%	7/1/36	$1,600,000	$1,769,243
Salt Verde, AZ, Financial Corp., Natural Gas Revenue, Series 2007	5.000%	12/1/32	3,665,000	4,834,957
Total Arizona				60,328,655
California — 10.5%
Alameda, CA, Corridor Transportation Authority Revenue:
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/34	3,000,000	3,537,945
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/36	4,200,000	4,932,045
Anaheim, CA, Housing & Public Improvements Authority, Sewer Revenue, Refunding	5.000%	2/1/36	2,060,000	2,530,043
Anaheim, CA, Public Financing Authority Lease Revenue:
Series A, Refunding	5.000%	5/1/28	1,100,000	1,219,780
Series A, Refunding	5.000%	5/1/29	1,255,000	1,387,214
Series A, Refunding	5.000%	5/1/30	1,700,000	1,876,447
Series A, Refunding	5.000%	5/1/31	1,850,000	2,040,205
Bay Area Toll Authority, CA, Toll Bridge Revenue:
San Francisco Bay Area, Series B-1, (SIFMA Municipal Swap Index Yield + 1.100%)	1.150%	4/1/24	3,000,000	3,063,216	(a)(b)
San Francisco Bay Area, Series C-1, (SIFMA Municipal Swap Index Yield + 0.900%)	0.950%	5/1/23	30,000,000	30,307,014	(a)(b)
California State Infrastructure & Economic Development Bank Revenue, UCSF 2130 Third Street	5.000%	5/15/42	6,000,000	7,263,129
California State MFA Revenue:
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/34	4,550,000	5,511,314	(d)
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/43	4,500,000	5,318,174	(d)
California State MFA Special Facility Revenue, United Airlines, Inc., Los Angeles International Airport Project	4.000%	7/15/29	500,000	567,205	(d)
California State MFA, Lease Revenue, Orange County, CA, Civic Center Infrastructure Improvement Program	5.000%	6/1/43	3,000,000	3,654,772
California State PCFA Water Furnishing Revenue:
Poseidon Resources	5.000%	7/1/27	8,035,000	8,617,694	(c)(d)

See Notes to Financial Statements.

12	Western Asset Intermediate-Term Municipals Fund 2021 Annual Report

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
California — continued
San Diego County Water Authority Desalination Project, Refunding	5.000%	7/1/39	$1,500,000	$1,804,419	(c)
California State Public Works Board, Lease Revenue:
Various Capital Projects, Series A	5.250%	10/1/25	4,000,000	4,099,658
Various Capital Projects, Series A	5.250%	10/1/26	4,385,000	4,494,250
Various Capital Projects, Series A	5.000%	10/1/27	5,180,000	5,302,731
California State, GO:
Various Purpose, Refunding	5.000%	4/1/28	3,000,000	3,841,354
Various Purpose, Refunding	4.000%	11/1/36	2,735,000	3,214,127
California Statewide CDA Revenue, Provident Group-Pomona Properties LLC, Series A	5.600%	1/15/36	8,555,000	8,750,138	(c)
Golden State, CA, Tobacco Securitization Corp. Revenue:
Tobacco Settlement Funded, Series A-1	5.000%	6/1/33	5,000,000	6,072,044
Tobacco Settlement Funded, Series A-1	5.000%	6/1/35	3,000,000	3,579,537
Tobacco Settlement Funded, Series A-1, Refunding	5.000%	6/1/34	7,000,000	8,469,535
Long Beach, CA, Bond Finance Authority, Natural Gas Purchase Revenue, Series A	5.250%	11/15/23	3,975,000	4,478,277
Los Angeles County, CA, MTA, Sales Tax Revenue:
Senior Proposition C, Series B	5.000%	7/1/34	5,000,000	6,317,904
Senior Proposition C, Series B	5.000%	7/1/35	7,485,000	9,436,728
Los Angeles, CA, Department of Airports Revenue:
Los Angeles International Airport, Series A, Refunding	5.000%	5/15/36	3,690,000	4,741,316
Los Angeles International Airport, Subordinated, Series D	5.000%	5/15/37	1,775,000	2,175,436	(d)
Subordinated, Los Angeles International Airport, Series B	5.000%	5/15/35	1,000,000	1,167,349	(d)
Subordinated, Los Angeles International Airport, Series B	5.000%	5/15/36	1,000,000	1,164,825	(d)
Subordinated, Los Angeles International Airport, Series C	5.000%	5/15/37	4,925,000	5,932,679	(d)
Subordinated, Los Angeles International Airport, Series C	5.000%	5/15/38	2,500,000	3,004,816	(d)
Subordinated, Los Angeles International Airport, Series D	5.000%	5/15/34	1,000,000	1,235,868	(d)

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2021 Annual Report	13

Schedule of investments (cont’d)

March 31, 2021

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
California — continued
Subordinated, Los Angeles International Airport, Series D	5.000%	5/15/35	$1,695,000	$2,090,184	(d)
Subordinated, Los Angeles International Airport, Series D	5.000%	5/15/36	1,275,000	1,567,439	(d)
Los Angeles, CA, Department of Water & Power, Power System Revenue:
Series C	5.000%	7/1/36	6,450,000	8,005,703
Series C	5.000%	7/1/37	3,000,000	3,720,315
Morongo Band of Mission Indians, CA, Revenue, Tribal Economic Development, Series A	5.000%	10/1/42	1,200,000	1,374,620	(c)
M-S-R Energy Authority, CA, Natural Gas Revenue:
Series A	6.125%	11/1/29	1,855,000	2,365,926
Series B	6.125%	11/1/29	17,735,000	22,617,522
Northern California Energy Authority, Commodity Supply Revenue, Series A	4.000%	7/1/24	3,000,000	3,320,436	(a)(b)
Rancho, CA, Water District Financing Authority Revenue, Series A	4.000%	8/1/37	3,335,000	4,024,207
River Islands, CA, Public Financing Authority Special Tax:
Community Facilities District No. 2003-1, Refunding	5.250%	9/1/34	5,570,000	5,901,794
Community Facilities District No. 2003-1, Series A-1, Refunding	5.000%	9/1/27	630,000	671,780
Riverside County, CA, Transportation Commission Sales Tax Revenue, Limited Tax, Series A	5.250%	6/1/26	4,000,000	4,436,094	(e)
Riverside, CA, Electric Revenue:
Series A, Refunding	5.000%	10/1/36	6,250,000	7,937,387
Series A, Refunding	5.000%	10/1/43	3,000,000	3,743,419
Riverside, CA, Sewer Revenue:
Series A, Refunding	5.000%	8/1/34	6,645,000	8,366,616
Series A, Refunding	5.000%	8/1/35	3,115,000	3,917,827
Series A, Refunding	5.000%	8/1/36	1,000,000	1,255,544
Sacramento, CA, Cogeneration Authority Project Revenue, Procter & Gamble Project, Refunding	5.250%	7/1/21	1,000,000	1,012,297	(f)
San Bernardino City, CA, Unified School District:
COP, School Financing Project, AGM	5.000%	10/1/34	1,000,000	1,236,131

See Notes to Financial Statements.

14	Western Asset Intermediate-Term Municipals Fund 2021 Annual Report

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
California — continued
COP, School Financing Project, AGM	5.000%	10/1/35	$1,500,000	$1,849,494
San Francisco, CA, City & County Airport Commission, International Airport Revenue:
Series A	5.000%	1/1/34	1,000,000	1,236,895	(d)
Series A	5.000%	5/1/49	2,500,000	2,997,663	(d)
Southern California Public Power Authority, Natural Gas Project Revenue, Project Number 1, Series A	5.250%	11/1/26	2,000,000	2,461,481
Southern California Water Replenishment District Financing Authority, Replenishment Revenue:
Series 2018	5.000%	8/1/36	2,300,000	2,891,404
Series 2018	5.000%	8/1/43	2,000,000	2,474,635
Stockton, CA, PFA Wastewater Revenue, BAN, Series 2019	1.400%	6/1/22	2,000,000	2,003,134
Tobacco Securitization Authority of Southern California:
San Diego County Tobacco Asset Securitization Corporation, Series A	5.000%	6/1/34	655,000	839,455
San Diego County Tobacco Asset Securitization Corporation, Series A	5.000%	6/1/36	1,000,000	1,272,374
San Diego County Tobacco Asset Securitization Corporation, Series A	5.000%	6/1/37	1,000,000	1,267,933
San Diego County Tobacco Asset Securitization Corporation, Series A	5.000%	6/1/38	750,000	948,169
Total California				278,917,066
Colorado — 1.3%
Base Village Metropolitan District #2, CO, GO, Series A, Refunding	5.500%	12/1/36	500,000	521,566
Colorado State Health Facilities Authority Revenue, Commonspirit Health Project, Series A-2	5.000%	8/1/44	5,500,000	6,673,744
Denver, CO, City & County Special Facility Apartment Revenue, United Airlines Inc. Project, Refunding	5.000%	10/1/32	4,800,000	5,109,347	(d)
District of Vauxmont Metropolitan, CO, GO:
Series 2019, Refunding, AGM	5.000%	12/15/27	255,000	295,805
Series 2020, Refunding, AGM	5.000%	12/1/26	385,000	463,721
Series 2020, Refunding, AGM	5.000%	12/1/28	415,000	519,498

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2021 Annual Report	15

Schedule of investments (cont’d)

March 31, 2021

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Colorado — continued
Public Authority for Colorado Energy, Natural Gas Purchase Revenue:
Series 2008	6.125%	11/15/23	$9,305,000	$10,120,946
Series 2008	6.250%	11/15/28	8,000,000	10,014,617
Regional Transportation District:
Denver Transit Partners Eagle P3 Project, Series A	5.000%	1/15/30	700,000	893,071
Denver Transit Partners Eagle P3 Project, Series A	5.000%	1/15/31	450,000	583,269
Denver Transit Partners Eagle P3 Project, Series A	5.000%	7/15/31	400,000	517,150
Total Colorado				35,712,734
Connecticut — 1.5%
Connecticut State HEFA Revenue:
Sacred Heart University Issue, Series I-1, Refunding	5.000%	7/1/36	1,150,000	1,360,854
Sacred Heart University Issue, Series I-1, Refunding	5.000%	7/1/42	2,000,000	2,337,047
Connecticut State Special Tax Revenue:
Transportation Infrastructure, Series A	5.000%	5/1/33	3,000,000	3,866,384
Transportation Infrastructure, Series A	5.000%	5/1/34	4,500,000	5,763,781
Transportation Infrastructure, Series A	5.000%	1/1/37	5,000,000	6,072,458
Connecticut State, GO:
Series A	5.000%	4/15/30	750,000	960,535
Series C	4.000%	6/1/35	1,525,000	1,821,101
Series C	4.000%	6/1/37	1,000,000	1,183,553
Series C	4.000%	6/1/38	1,250,000	1,473,818
Series E	5.000%	10/15/34	2,900,000	3,488,008
South Central, CT, Regional Water Authority, Water System Revenue:
Thirty Third, Series B-1, Refunding	5.000%	8/1/41	1,750,000	2,130,047
Thirty Third, Series B-2, Refunding	5.000%	8/1/31	2,000,000	2,502,018
Thirty Third, Series B-2, Refunding	5.000%	8/1/32	2,200,000	2,742,441
University of Connecticut, Student Fee Revenue, Series A	5.000%	11/15/43	2,900,000	3,550,931
Total Connecticut				39,252,976
Delaware — 0.2%
Delaware State Health Facilities Authority Revenue, Series 2018	5.000%	6/1/43	4,420,000	5,228,627

See Notes to Financial Statements.

16	Western Asset Intermediate-Term Municipals Fund 2021 Annual Report

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
District of Columbia — 0.4%
District of Columbia Revenue:
Ingleside Rock Creek Project, Series A	5.000%	7/1/32	$500,000	$533,280
Ingleside Rock Creek Project, Series A	5.000%	7/1/37	500,000	529,473
KIPP DC Issue, Series A, Refunding	5.000%	7/1/37	4,010,000	4,732,110
KIPP DC Project, Series B, Refunding	5.000%	7/1/37	5,000,000	5,900,386
Total District of Columbia				11,695,249
Florida — 4.5%
Broward County, FL, Airport System Revenue:
Series 2017	5.000%	10/1/36	1,750,000	2,086,297	(d)
Series 2017	5.000%	10/1/42	1,500,000	1,765,488	(d)
Series A	5.000%	10/1/27	1,750,000	2,168,729	(d)
Broward County, FL, Port Facilities Revenue, Series B	5.000%	9/1/31	10,155,000	12,698,968	(d)
Broward County, FL, School Board, COP:
Series A, Refunding	5.000%	7/1/27	4,000,000	4,685,906
Series A, Refunding	5.000%	7/1/28	5,500,000	6,425,607
Series A, Refunding	5.000%	7/1/30	5,000,000	5,839,190
Central Florida Expressway Authority Revenue:
Senior Lien, Refunding	5.000%	7/1/37	1,250,000	1,528,122
Senior Lien, Refunding	5.000%	7/1/38	1,000,000	1,219,896
Cityplace, FL, Community Development District, Special Assessment Revenue, Refunding	5.000%	5/1/22	1,860,000	1,951,652
Florida Atlantic University, FL, Finance Corp., Capital Improvements Revenue, Series 2019 A	5.000%	7/1/35	5,775,000	7,206,740
Florida State Development Finance Corp., Educational Facilities Revenue, Renaissance Charter School Inc. Projects, Series A	6.000%	6/15/35	1,900,000	2,151,822	(c)
Florida State Mid-Bay Bridge Authority Revenue:
Series A, Refunding	5.000%	10/1/26	2,000,000	2,348,005
Series A, Refunding	5.000%	10/1/27	3,000,000	3,505,160
Series A, Refunding	5.000%	10/1/28	1,000,000	1,162,577
Jacksonville, FL, Sales Tax Revenue, Better Jacksonville, Refunding	5.000%	10/1/25	4,750,000	5,088,793
Lee County, FL, Airport Revenue:
Series A, Refunding, AGM	5.000%	10/1/21	3,580,000	3,591,868	(d)
Series A, Refunding, AGM	5.000%	10/1/22	8,000,000	8,085,058	(d)
Miami-Dade County, FL, Aviation Revenue:
Series A, Refunding	4.000%	10/1/34	1,600,000	1,906,268

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2021 Annual Report	17

Schedule of investments (cont’d)

March 31, 2021

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Florida — continued
Series A, Refunding	4.000%	10/1/35	$1,505,000	$1,787,374
Series A, Refunding	4.000%	10/1/36	1,000,000	1,183,063
Series A, Refunding	4.000%	10/1/37	2,075,000	2,446,275
Series A, Refunding	4.000%	10/1/38	2,250,000	2,644,269
Series A, Refunding	4.000%	10/1/39	1,500,000	1,757,957
Miami-Dade County, FL, Expressway Authority Toll System Revenue:
Series B, Refunding	5.000%	7/1/24	3,000,000	3,418,914
Series B, Refunding	5.000%	7/1/25	3,730,000	4,266,378
Series B, Refunding	5.000%	7/1/26	1,700,000	1,940,330
Series B, Refunding	5.000%	7/1/27	2,350,000	2,673,274
Series B, Refunding	5.000%	7/1/28	1,000,000	1,136,528
Series B, Refunding	5.000%	7/1/30	2,500,000	2,841,319
Series B, Refunding	5.000%	7/1/31	2,750,000	3,124,502
Miami-Dade County, FL, Health Facilities Authority Hospital Revenue:
Nicklaus Children’s Hospital, Refunding	5.000%	8/1/35	1,020,000	1,223,744
Nicklaus Children’s Hospital, Refunding	5.000%	8/1/36	635,000	759,839
Nicklaus Children’s Hospital, Refunding	5.000%	8/1/37	1,010,000	1,205,549
Orange County, FL, Health Facilities Authority Revenue, Presbyterian Retirement Communities, Refunding	5.000%	8/1/36	3,745,000	4,072,869
Palm Beach County, FL, Health Facilities Authority Revenue, Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion, Series B	2.625%	6/1/25	4,650,000	4,698,427
Tampa, FL, Hospital Revenue:
H. Lee Moffit Cancer Center Project, Series B	5.000%	7/1/40	1,250,000	1,564,179
H. Lee Moffitt Cancer Center Project, Series B	4.000%	7/1/45	1,000,000	1,128,392
Total Florida				119,289,328
Georgia — 0.9%
Brookhaven, GA, Development Authority Revenue, Children’s Healthcare of Atlanta, Inc., Series A	4.000%	7/1/44	3,500,000	4,064,211
Dahlonega, GA, Downtown Development Authority Revenue:
North Georgia MAC LLC Project, Refunding	5.000%	7/1/31	1,400,000	1,699,262
North Georgia MAC LLC Project, Refunding	5.000%	7/1/34	770,000	932,023

See Notes to Financial Statements.

18	Western Asset Intermediate-Term Municipals Fund 2021 Annual Report

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Georgia — continued
DeKalb County, GA, Water & Sewer Revenue, Series A	5.250%	10/1/26	$2,500,000	$2,560,323
Georgia State Higher Education Facilities Authority Revenue, USG Real Estate, Refunding	5.000%	6/15/33	1,600,000	2,006,638
Main Street Natural Gas Inc., GA, Gas Project Revenue:
Series A	5.000%	5/15/33	2,750,000	3,377,783
Series C	4.000%	9/1/26	2,125,000	2,450,241	(a)(b)
Municipal Electric Authority, GA, Subordinated, Project One:
Series A, Refunding	5.000%	1/1/34	850,000	1,092,180
Series A, Refunding	5.000%	1/1/35	875,000	1,120,944
Series A, Refunding	5.000%	1/1/36	1,075,000	1,372,388
Series A, Refunding	5.000%	1/1/37	1,000,000	1,271,733
Private Colleges & Universities Authority, GA, Revenue, Savannah College of Art & Design Inc. Project	5.000%	4/1/28	2,000,000	2,237,684
Total Georgia				24,185,410
IIIinois — 13.2%
Chicago, IL, Board of Education, Dedicated Capital Improvement, Special Tax Revenue:
Series 2017	5.000%	4/1/42	1,700,000	1,941,351
Series 2018	5.000%	4/1/36	1,270,000	1,498,293
Series 2018	5.000%	4/1/37	1,400,000	1,645,221
Chicago, IL, Board of Education, GO:
Dedicated, Series G, Refunding	5.000%	12/1/34	2,230,000	2,608,138
Series A	5.000%	12/1/32	2,800,000	3,453,792
Series A	5.000%	12/1/35	2,560,000	3,129,482
Series B, Refunding	5.000%	12/1/30	2,500,000	3,112,228
Series B, Refunding	5.000%	12/1/31	3,250,000	4,026,532
Series C, Refunding	5.000%	12/1/24	2,500,000	2,832,523
Series C, Refunding	5.000%	12/1/25	1,000,000	1,158,485
Series D	5.000%	12/1/46	1,000,000	1,157,926
Chicago, IL, GO:
Series 2002B	5.500%	1/1/37	720,000	804,494
Series A	5.000%	1/1/40	7,075,000	8,305,983
Series A	5.000%	1/1/44	2,200,000	2,558,648
Series A, Refunding	5.000%	1/1/25	4,000,000	4,523,147
Series A, Refunding	5.000%	1/1/26	1,250,000	1,447,167

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2021 Annual Report	19

Schedule of investments (cont’d)

March 31, 2021

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
IIIinois — continued
Series A, Refunding	5.000%	1/1/27	$2,250,000	$2,658,545
Series A, Refunding	5.000%	1/1/34	2,350,000	2,534,345
Series B	5.500%	1/1/30	3,975,000	4,499,531
Series B, Refunding	5.500%	1/1/31	2,000,000	2,257,425
Series B, Refunding	5.500%	1/1/32	2,000,000	2,252,845
Series C, Refunding	5.000%	1/1/25	2,765,000	3,126,625
Series D, Refunding	5.500%	1/1/34	3,180,000	3,568,668
Chicago, IL, Metropolitan Water Reclamation District Greater Chicago, GO:
Series B, Green Bond	5.000%	12/1/25	1,235,000	1,442,039
Series B, Green Bond	5.000%	12/1/26	1,275,000	1,484,697
Series B, Green Bond	5.000%	12/1/27	1,360,000	1,579,372
Series B, Green Bond	5.000%	12/1/28	1,425,000	1,653,732
Series B, Green Bond	5.000%	12/1/30	1,575,000	1,827,809
Series B, Green Bond	5.000%	12/1/31	1,650,000	1,914,196
Series B, Green Bond	5.000%	12/1/32	1,735,000	2,011,438
Series B, Green Bond	5.000%	12/1/33	1,820,000	2,108,547
Series B, Green Bond	5.000%	12/1/34	1,910,000	2,209,809
Chicago, IL, O’Hare International Airport Revenue:
Senior Lien, Series D	5.250%	1/1/36	7,445,000	8,925,518
Senior Lien, Series D	5.250%	1/1/37	4,600,000	5,515,292
Series A, Refunding	5.000%	1/1/33	2,145,000	2,453,969	(d)
Series B, Refunding	5.000%	1/1/33	4,500,000	5,180,380
Series B, Refunding	5.000%	1/1/34	10,505,000	12,072,379
Series C	5.000%	1/1/30	6,010,000	6,897,148	(d)
Trips Obligated Group	5.000%	7/1/38	1,500,000	1,768,958	(d)
Chicago, IL, Transit Authority Revenue, Series A, Refunding	5.000%	12/1/45	5,900,000	7,197,487
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue, Second Lien, Series A, Refunding	4.000%	12/1/50	2,000,000	2,226,281
Chicago, IL, Wastewater Transmission Revenue:
Second Lien	5.000%	1/1/30	1,635,000	1,817,881
Second Lien	5.000%	1/1/31	1,500,000	1,667,781
Second Lien	5.000%	1/1/32	1,000,000	1,111,854
Second Lien	5.000%	1/1/33	1,035,000	1,150,769
Second Lien, Series B, Refunding	5.000%	1/1/36	4,000,000	4,806,463

See Notes to Financial Statements.

20	Western Asset Intermediate-Term Municipals Fund 2021 Annual Report

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
IIIinois — continued
Chicago, IL, Waterworks Revenue:
Second Lien Project	5.000%	11/1/30	$1,785,000	$2,025,870
Second Lien Project	5.000%	11/1/31	2,000,000	2,269,664
Second Lien Project	5.000%	11/1/33	1,500,000	1,699,925
Second Lien Project	5.000%	11/1/34	1,000,000	1,131,747
Second Lien, Refunding, AGM	5.000%	11/1/28	2,000,000	2,533,216
Second Lien, Series 2017, Refunding	5.000%	11/1/29	1,000,000	1,253,016
Cook County, IL, Sales Tax Revenue:
Series A, Refunding	5.000%	11/15/32	1,415,000	1,854,326
Series A, Refunding	5.000%	11/15/38	2,000,000	2,556,094
Elk Grove Village, IL, GO:
Property Tax	5.000%	1/1/29	550,000	676,671
Property Tax	5.000%	1/1/30	885,000	1,085,179
Illinois State Finance Authority Revenue:
Benedictine University, Refunding, Series 2021	5.000%	10/1/25	505,000	562,276
Benedictine University, Refunding, Series 2021	5.000%	10/1/27	630,000	717,681
NorthShore University HealthSystem, Refunding, Series A	5.000%	8/15/33	1,000,000	1,294,749
NorthShore University HealthSystem, Refunding, Series A	5.000%	8/15/34	2,000,000	2,580,359
Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project	5.000%	10/1/32	400,000	510,428
Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project	5.000%	10/1/34	430,000	542,820
Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project	5.000%	10/1/35	395,000	497,096
Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project	4.000%	10/1/40	1,250,000	1,412,530
Illinois State Finance Authority Revenue, Student Housing & Academic Facilities Revenue, Chicago LLC, University of Illinois Chicago Project, Series A	5.000%	2/15/37	700,000	773,776
Illinois State Sports Facilities Authority Revenue:
State Tax Supported, Refunding, AGM	5.250%	6/15/30	5,000,000	5,584,111

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2021 Annual Report	21

Schedule of investments (cont’d)

March 31, 2021

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
IIIinois — continued
State Tax Supported, Refunding, AGM	5.250%	6/15/31	$8,000,000	$8,918,647
State Tax Supported, Refunding, AGM	5.250%	6/15/32	9,500,000	10,568,873
IIIinois State Toll Highway Authority Revenue, Series C, Refunding	5.000%	1/1/25	5,000,000	5,818,207
IIIinois State University, Auxiliary Facilities System Revenue:
Series A, Refunding, AGM	5.000%	4/1/26	510,000	605,948
Series A, Refunding, AGM	5.000%	4/1/28	475,000	589,643
Illinois State, GO:
Series 2006	5.500%	1/1/30	660,000	839,506
Series 2016	5.000%	11/1/33	3,150,000	3,606,194
Series 2016, Refunding	5.000%	2/1/26	3,605,000	4,214,666
Series 2016, Refunding	5.000%	2/1/29	2,200,000	2,574,803
Series A	5.000%	3/1/33	5,000,000	6,171,908
Series A	5.000%	3/1/34	4,000,000	4,920,351
Series A	5.000%	3/1/35	2,300,000	2,817,550
Series A	5.000%	5/1/36	4,665,000	5,419,903
Series A	5.000%	5/1/39	4,800,000	5,539,736
Series A, Refunding	5.000%	10/1/27	12,805,000	15,357,287
Series A, Refunding	5.000%	10/1/28	2,000,000	2,429,153
Series A, Refunding	5.000%	10/1/30	1,275,000	1,524,533
Series B, Refunding	5.000%	9/1/27	6,015,000	7,207,741
Series B, Refunding	5.000%	10/1/27	3,000,000	3,597,959
Series D	5.000%	11/1/27	10,475,000	12,486,516
Kane County, IL, School District #131 Aurora East Side, GO, Series A, AGM	4.000%	12/1/35	800,000	928,790
Metropolitan Pier & Exposition Authority, IL, Revenue:
McCormick Place Expansion Project, Series A, Refunding	4.000%	6/15/50	14,500,000	16,117,891
McCormick Place Expansion Project, Series A, Refunding	5.000%	6/15/50	14,000,000	16,683,421
McCormick Place Expansion Project, Series B, Refunding	5.000%	12/15/28	2,000,000	2,417,983
McCormick Place Expansion Project, Series B, Refunding	5.000%	12/15/30	625,000	752,529
Regional Transportation Authority, IL, GO:
Series A	4.000%	6/1/46	10,920,000	11,650,762
Series A, Refunding, NATL	6.000%	7/1/29	12,990,000	16,299,164

See Notes to Financial Statements.

22	Western Asset Intermediate-Term Municipals Fund 2021 Annual Report

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
IIIinois — continued
Sales Tax Securitization Corp., IL, Series A, Refunding	5.000%	1/1/28	$1,750,000	$2,158,290
University of Illinois, COP:
Series C, Refunding	5.000%	3/15/25	1,250,000	1,400,908
Series C, Refunding	5.000%	3/15/26	1,800,000	2,012,363
Total IIIinois				351,317,952
Indiana — 1.1%
Indiana State Finance Authority Health System Revenue, Indiana University Health, Series B	2.250%	7/1/25	2,350,000	2,478,903	(a)(b)
Indiana State Finance Authority Hospital Revenue, Indiana University Health Obligated Group, Series B, Refunding	1.650%	12/1/42	2,500,000	2,527,867	(a)(b)(e)
Indiana State Finance Authority Revenue, Marion General Hospital, Series A	4.000%	7/1/45	2,750,000	3,105,506
Indiana State Health Facility Financing Authority Revenue:
Ascension Health Credit Group	5.000%	11/15/35	6,000,000	7,091,747
Ascension Health Credit Group	5.000%	11/15/36	4,000,000	4,723,865
Indianapolis, IN, Local Public Improvement Bond Bank:
Indianapolis Airport Authority Project, Revenue, Series D, Refunding	5.000%	1/1/26	2,900,000	3,444,621	(d)
Indianapolis Airport Authority Project, Series A	5.000%	1/1/27	4,500,000	5,472,095	(d)
Valparaiso, IN, Exempt Facility Revenue, Pratt Paper LLC Project	5.875%	1/1/24	500,000	535,675	(d)
Total Indiana				29,380,279
Iowa — 0.1%
Iowa State Finance Authority Health Care Facilities Revenue, Genesis Health System, Unrefunded	5.000%	7/1/21	1,145,000	1,148,838
Iowa State Finance Authority Midwestern Disaster Area Revenue, Iowa Fertilizer Company Project, Refunding	3.125%	12/1/22	1,235,000	1,258,711
Total Iowa				2,407,549
Kansas — 0.0%††
Wyandotte County, KS, Turner Unified School District #202, GO, Series A, AGM	4.000%	9/1/36	775,000	872,706

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2021 Annual Report	23

Schedule of investments (cont’d)

March 31, 2021

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Kentucky — 2.3%
Carroll County, KY, Environmental Facilities Revenue, Kentucky Utilities Company Project, Series A	1.750%	9/1/26	$5,000,000	$5,000,789	(a)(b)(d)
Carroll County, KY, PCR, Kentucky Utilities Company Project, Series A, Refunding	1.550%	9/1/26	6,000,000	5,969,597	(a)(b)
Kentucky State Economic Development Finance Authority Revenue, Catholic Health Initiatives, Series B, Refunding	2.700%	11/10/21	11,000,000	11,122,243	(a)(b)
Kentucky State PEA, Gas Supply Revenue, Series A	4.000%	6/1/26	13,750,000	15,748,997	(a)(b)
Kentucky State Turnpike Authority Economic Development Road Revenue:
Revitalization Project, Series B, Refunding	5.000%	7/1/27	1,435,000	1,782,468
Revitalization Project, Series B, Refunding	5.000%	7/1/28	1,000,000	1,240,637
Louisville/Jefferson County, KY, Metropolitan Government Health System Revenue:
Gas and Electric Company Project, Series A	1.750%	7/1/26	2,250,000	2,287,631	(a)(b)
Norton Healthcare Inc., Series C	5.000%	10/1/26	5,000,000	6,094,181	(a)(b)
Owensboro, KY, Electric Light & Power System Revenue:
Series B, Refunding	4.000%	1/1/23	1,600,000	1,697,976
Series B, Refunding	5.000%	1/1/24	1,350,000	1,508,027
Series B, Refunding	5.000%	1/1/27	650,000	790,414
Trimble County, KY, Revenue, Louisville Gas and Electric Company Project, Series A, Refunding	1.300%	9/1/27	9,000,000	8,909,778	(a)(b)(d)
Total Kentucky				62,152,738
Louisiana — 1.4%
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue, East Baton Rouge Sewerage Commission Project, Series B, Refunding	0.875%	2/1/25	7,000,000	6,959,764	(a)(b)
Louisiana State Offshore Terminal Authority Revenue, Loop LLC Project, Series A	1.650%	12/1/23	5,015,000	5,092,511	(a)(b)
Shreveport, LA, Water & Sewer Revenue:
Refunding, AGM	5.000%	12/1/28	2,440,000	2,900,601
Refunding, AGM	5.000%	12/1/29	2,000,000	2,376,912
St. Charles Parish, LA, Gulf Opportunity Zone Revenue, Valero Energy Corp., Convertible	4.000%	6/1/22	10,000,000	10,409,311	(a)(b)

See Notes to Financial Statements.

24	Western Asset Intermediate-Term Municipals Fund 2021 Annual Report

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Louisiana — continued
St. John the Baptist Parish, LA, State Revenue:
Marathon Oil Corp. Project, Refunding	2.125%	7/1/24	$5,250,000	$5,403,777	(a)(b)
Marathon Oil Corp. Project, Refunding	2.200%	7/1/26	3,750,000	3,874,072	(a)(b)
Total Louisiana				37,016,948
Maryland — 0.2%
Maryland State EDC, Student Housing Revenue:
University of Maryland College Park Project, Refunding, AGM	4.000%	6/1/26	625,000	719,552
University of Maryland College Park Project, Refunding, AGM	5.000%	6/1/27	1,400,000	1,672,353
University of Maryland College Park Project, Refunding, AGM	5.000%	6/1/30	1,550,000	1,823,677
University of Maryland College Park Project, Refunding, AGM	5.000%	6/1/31	1,000,000	1,172,788
Total Maryland				5,388,370
Massachusetts — 1.7%
Massachusetts State Department of Transportation, Metropolitan Highway System Revenue:
Series B-1, Refunding	5.000%	1/1/35	1,000,000	1,266,095
Series B-1, Refunding	5.000%	1/1/36	2,000,000	2,524,932
Series B-1, Refunding	5.000%	1/1/37	1,000,000	1,258,451
Massachusetts State DFA Revenue:
Brandeis University, Series S-1, Refunding	5.000%	10/1/34	1,740,000	2,166,237
Brandeis University, Series S-1, Refunding	5.000%	10/1/38	1,210,000	1,487,154
Dana-Farber Cancer Institute, Series N	5.000%	12/1/34	2,000,000	2,398,321
Foxborough Regional Charter, Refunding	5.000%	7/1/37	1,000,000	1,127,659
Mass General Brigham Issue, Series A-1	5.000%	1/31/30	4,000,000	5,199,665	(a)(b)
Partners Healthcare System, Refunding	5.000%	7/1/37	1,500,000	1,843,049
Sterling and Francine Clark Art Institute, Refunding	5.000%	7/1/36	3,035,000	3,533,175
UMass Boston Student Housing Project	5.000%	10/1/28	2,900,000	3,171,541
Wellforce Issue, Series A	5.000%	7/1/34	1,325,000	1,635,499
Massachusetts State Port Authority Revenue:
Series A	5.000%	7/1/33	4,880,000	6,138,391	(d)

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2021 Annual Report	25

Schedule of investments (cont’d)

March 31, 2021

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Massachusetts — continued
Series E	5.000%	7/1/46	$4,000,000	$5,027,831	(d)
Massachusetts State Water Resources Authority Revenue, General, Series C, Green Bond, Refunding	4.000%	8/1/36	7,000,000	7,916,354
Total Massachusetts				46,694,354
Michigan — 2.9%
Detroit, MI, Downtown Development Authority, Tax Increment Revenue:
Series A, Refunding, AGM	5.000%	7/1/36	2,000,000	2,255,198
Series A, Refunding, AGM	5.000%	7/1/38	1,350,000	1,521,336
Great Lakes, MI, Water Authority Water Supply System Revenue:
Senior Lien, Series C, Refunding	5.000%	7/1/33	7,700,000	9,319,178
Senior Lien, Series C, Refunding	5.000%	7/1/35	4,500,000	5,425,774
Michigan Finance Authority Revenue, Tobacco Settlement Asset-Backed, Series A-1, Refunding	4.000%	6/1/39	1,850,000	2,184,528
Michigan State Finance Authority Ltd. Authority Obligation Revenue, Higher Education, Thomas M Cooley Law School Project, Refunding	6.250%	7/1/29	5,880,000	6,252,006	(c)
Michigan State Finance Authority Revenue:
Detroit School District, Series A, Refunding, Q-SBLF	5.000%	5/1/23	2,000,000	2,189,484
Detroit School District, Series A, Refunding, Q-SBLF	5.000%	5/1/24	2,000,000	2,271,899
Detroit School District, Series A, Refunding, Q-SBLF	5.000%	5/1/25	1,500,000	1,760,186
Hospital Revenue, Trinity Health Credit Group, Series A, Refunding	5.000%	12/1/42	2,250,000	2,715,936
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Second Lien Local Project, Series C, Refunding	5.000%	7/1/33	1,500,000	1,758,583
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Series D2, Refunding, AGM	5.000%	7/1/24	11,500,000	13,153,714
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Series D2, Refunding, AGM	5.000%	7/1/28	3,660,000	4,176,147

See Notes to Financial Statements.

26	Western Asset Intermediate-Term Municipals Fund 2021 Annual Report

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Michigan — continued
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Series D-2, Refunding	5.000%	7/1/34	$700,000	$819,396
Michigan State Strategic Fund Limited Obligation Revenue:
Consumers Energy Company Project	1.800%	10/1/24	6,500,000	6,673,046	(a)(b)(d)
I-75 Improvement Project	5.000%	12/31/43	4,000,000	4,786,093	(d)
Michigan Senate Offices Project, Series A	5.000%	10/15/28	1,190,000	1,419,510
Michigan Senate Offices Project, Series A	5.000%	10/15/31	1,640,000	1,952,259
Michigan Senate Offices Project, Series A	5.000%	10/15/33	1,985,000	2,359,043
Michigan Senate Offices Project, Series A	5.000%	10/15/35	1,000,000	1,185,002
Walled Lake Consolidated School District, GO, Q-SBLF	5.000%	5/1/45	2,300,000	2,940,850
Total Michigan				77,119,168
Mississippi — 0.4%
Mississippi Hospital Equipment & Facilities Authority Revenue, North Mississippi Health Services, Series II, Refunding	5.000%	3/1/27	6,000,000	7,150,868	(a)(b)
Mississippi State Development Bank Special Obligation:
Jackson, Mississippi Sales Tax Revenue Infrastructure Project	5.000%	9/1/27	1,325,000	1,635,431
Jackson, Mississippi Sales Tax Revenue Infrastructure Project	5.000%	9/1/29	1,750,000	2,231,910
Total Mississippi				11,018,209
Missouri — 0.5%
Kansas City, MO, IDA, Airport System Revenue:
Kansas City International Airport Terminal Modernization Project, Series B	5.000%	3/1/35	3,250,000	3,970,210	(d)
Kansas City International Airport Terminal Modernization Project, Series B	5.000%	3/1/36	4,000,000	4,871,424	(d)
Kansas City International Airport Terminal Modernization Project, Series B	5.000%	3/1/37	1,500,000	1,820,879	(d)
Missouri State Health Senior Living Facilities Revenue, Lutheran Senior Services Projects, Series A	5.000%	2/1/34	1,700,000	1,889,427
Total Missouri				12,551,940

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2021 Annual Report	27

Schedule of investments (cont’d)

March 31, 2021

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Nebraska — 0.3%
Central Plains, NE, Energy Project, Gas Project Revenue, Project #3, Series A, Refunding	5.000%	9/1/36	$4,500,000	$6,103,437
Douglas County, NE, Hospital Authority No. 2 Revenue, Children’s Hospital Obligated Group	5.000%	11/15/25	2,100,000	2,482,964	(a)(b)
Total Nebraska				8,586,401
Nevada — 0.2%
Clark County, NV, GO, Pledged Revenue, Stadium Improvements, Series A	5.000%	6/1/38	5,000,000	6,151,261
New Hampshire — 0.1%
National Finance Authority, NH, Solid Waste Disposal Revenue, Waste Management, Inc. Project, Series A2, Refunding	2.150%	7/1/24	1,500,000	1,568,833	(a)(b)(d)
New Jersey — 7.6%
Casino Reinvestment Development Authority, NJ, Luxury Tax Revenue:
Refunding, AGM	5.000%	11/1/26	1,000,000	1,125,590
Refunding, AGM	5.000%	11/1/27	1,500,000	1,681,247
Refunding, AGM	5.000%	11/1/29	1,500,000	1,666,923
Refunding, AGM	5.000%	11/1/31	1,000,000	1,105,562
New Brunswick, NJ, Parking Authority, City GTD, Series A, Refunding, BAM	5.000%	9/1/35	2,000,000	2,383,459
New Jersey State, GO, COVID-19 Emergency, Series A	5.000%	6/1/26	18,600,000	22,482,013
New Jersey State EDA Revenue:
Motor Vehicle Surcharges Revenue, Subordinated, Series A, Refunding	5.000%	7/1/33	3,000,000	3,475,314
Provident Group - Rowan Properties LLC, Rowan University Housing Project	5.000%	1/1/30	2,400,000	2,532,749
Provident Group - Rowan Properties LLC, Rowan University Housing Project, Series A	5.000%	1/1/35	1,750,000	1,834,266
School Facilities Construction, Series BBB, Refunding	5.500%	6/15/31	2,000,000	2,418,008
School Facilities Construction, Series DDD	5.000%	6/15/32	3,000,000	3,569,004
School Facilities Construction, Series DDD	5.000%	6/15/33	2,450,000	2,905,738
School Facilities Construction, Series DDD	5.000%	6/15/35	1,000,000	1,180,533
School Facilities Construction, Series I,
Refunding, State Appropriations (SIFMA
Municipal Swap Index Yield + 1.600%)	1.650%	3/1/28	20,000,000	20,048,658	(b)
School Facilities Construction, Series NN, Refunding	5.000%	3/1/24	4,060,000	4,398,188
School Facilities Construction, Series S	5.000%	6/15/32	1,700,000	2,155,938

See Notes to Financial Statements.

28	Western Asset Intermediate-Term Municipals Fund 2021 Annual Report

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
New Jersey — continued
School Facilities Construction, Series S	4.000%	6/15/37	$1,250,000	$1,425,639
School Facilities Construction, Series S	4.000%	6/15/38	1,200,000	1,364,285
School Facilities Construction, Series S	4.000%	6/15/40	1,000,000	1,132,451
School Facilities Construction, Series S	4.000%	6/15/41	1,750,000	1,975,719
School Facilities Construction, Series WW,
State Appropriations	5.250%	6/15/29	11,390,000	13,184,217
School Facilities Construction, Series WW,
State Appropriations	5.250%	6/15/30	10,685,000	12,311,084
Transit Transportation Project, Series A	5.000%	11/1/32	1,000,000	1,241,200
Transit Transportation Project, Series A	5.000%	11/1/33	4,750,000	5,870,822
New Jersey State EDA, Special Facility Revenue, Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/37	1,700,000	1,958,609	(d)
New Jersey State Health Care Facilities Financing Authority:
University Hospital, Series A, AGM	5.000%	7/1/25	2,350,000	2,773,361
University Hospital, Series A, AGM	5.000%	7/1/28	2,000,000	2,315,807
University Hospital, Series A, AGM	5.000%	7/1/30	1,200,000	1,374,029
New Jersey State Transportation Trust Fund Authority Revenue:
Federal Highway Reimbursement, Refunding	5.000%	6/15/24	1,500,000	1,708,973
Federal Highway Reimbursement, Series A, Refunding	5.000%	6/15/29	6,500,000	7,641,622
Transportation Program, Series AA	4.000%	6/15/37	2,250,000	2,566,150
Transportation Program, Series AA	5.000%	6/15/37	2,000,000	2,483,200
Transportation Program, Series AA	4.000%	6/15/38	3,000,000	3,410,711
Transportation Program, Series AA	5.000%	6/15/38	3,000,000	3,713,324
Transportation Program, Series BB	4.000%	6/15/36	3,750,000	4,227,254
Transportation System, Series A, Refunding	5.000%	12/15/27	1,625,000	2,012,659
Transportation System, Series A, Refunding	5.000%	12/15/28	11,375,000	14,302,256
Transportation System, Series B	5.250%	6/15/24	7,000,000	7,069,643	(e)
New Jersey State Turnpike Authority Revenue:
Series A, Refunding	5.000%	1/1/32	9,000,000	10,708,626
Series A, Refunding	5.000%	1/1/33	10,230,000	12,156,428
Tobacco Settlement Financing Corp., NJ, Revenue:
Series A, Refunding	5.000%	6/1/35	3,250,000	3,962,534
Series A, Refunding	5.000%	6/1/36	3,000,000	3,644,749
Total New Jersey				201,498,542

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2021 Annual Report	29

Schedule of investments (cont’d)

March 31, 2021

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
New Mexico — 0.1%
Bernalillo County, NM, Gross Receipts Tax Revenue, Refunding, AMBAC	5.250%	10/1/21	$1,100,000	$1,127,682
Farmington, NM, PCR, Public Service Co. Project, Refunding	2.125%	6/1/22	1,965,000	2,000,722	(a)(b)
Total New Mexico				3,128,404
New York — 12.1%
Hudson Yards Infrastructure Corp., NY, Second Indenture Revenue, Series A, Refunding	5.000%	2/15/35	10,000,000	11,901,618
Long Island, NY, Power Authority:
Series A, Refunding	5.000%	9/1/37	2,000,000	2,588,654
Series A, Refunding	5.000%	9/1/38	1,400,000	1,806,558
Series B, Refunding	5.000%	9/1/32	5,820,000	7,006,673
MTA, NY, Transportation Revenue:
Green Bonds, Series A-2	5.000%	11/15/24	1,315,000	1,514,747
Green Bonds, Series A-2	5.000%	5/15/30	5,250,000	6,580,634	(a)(b)
Green Bonds, Series C-1, Refunding	4.000%	11/15/37	1,750,000	1,938,045
Green Bonds, Series D-1	5.000%	11/15/43	1,650,000	2,019,281
Green Bonds, Series E	5.000%	11/15/29	1,000,000	1,271,867
Green Bonds, Series E, Refunding	4.000%	11/15/26	2,250,000	2,596,348
Green Bonds, Series E, Refunding	5.000%	11/15/27	3,750,000	4,622,781
Green Bonds, Series E, Refunding	5.000%	11/15/28	3,000,000	3,757,845
Series B, Refunding	5.000%	11/15/37	1,660,000	1,940,903
Nassau County, NY, Industrial Development Agency, Continuing Care Retirement Community Revenue:
Amsterdam at Harborside, Series A	5.875%	1/1/23	605,594	333,077	*(g)
Amsterdam at Harborside, Series C	2.000%	1/1/49	108,682	10,868	*(g)
New York City, NY, GO:
Subseries D-1	5.000%	3/1/37	6,500,000	8,213,937
Subseries D-1	5.000%	3/1/38	6,000,000	7,554,320
Subseries F-1	5.000%	12/1/25	3,500,000	4,110,208	(a)(b)
Subseries F-1	4.000%	3/1/38	1,000,000	1,169,727
Subseries F-1	5.000%	3/1/39	1,500,000	1,916,002
Subseries F-1	4.000%	3/1/40	1,500,000	1,748,781
Subseries F-1	5.000%	3/1/42	3,500,000	4,420,614
New York City, NY, Industrial Development Agency Revenue:
Yankee Stadium Project, Series A, Refunding, AGM	5.000%	3/1/28	500,000	623,441

See Notes to Financial Statements.

30	Western Asset Intermediate-Term Municipals Fund 2021 Annual Report

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
New York — continued
Yankee Stadium Project, Series A, Refunding, AGM	5.000%	3/1/29	$1,500,000	$1,903,020
Yankee Stadium Project, Series A, Refunding, AGM	5.000%	3/1/30	1,600,000	2,061,763
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Subordinated, Series BB-2, Refunding	5.000%	6/15/32	3,000,000	3,674,007
New York City, NY, TFA Revenue Future Tax Secured:
Series A	4.000%	11/1/38	3,000,000	3,508,952
Series C	4.000%	5/1/39	4,000,000	4,671,452
Series C	4.000%	5/1/41	5,000,000	5,806,476
New York City, NY, TFA, Building Aid Revenue:
Fiscal 2015, Series S-1, State Aid Withholding	5.000%	7/15/29	2,500,000	2,897,444
Fiscal 2015, Series S-1, State Aid Withholding	5.000%	7/15/30	4,000,000	4,635,910
Refunding, Series S-2A, State Aid Withholding	5.000%	7/15/29	2,500,000	3,185,124
New York State Dormitory Authority, Sales Tax Revenue:
Bidding Group 3, Series E, Refunding	5.000%	3/15/38	7,620,000	9,446,349
State Supported, Series A	5.000%	3/15/40	6,000,000	7,195,782
New York State Dormitory Authority, School Districts Revenue Financing Program, Series A, AGM	5.000%	10/1/29	7,800,000	9,961,233
New York State Dormitory Authority, State Personal Income Tax Revenue:
Bidding Group 4, Series A, Refunding	5.000%	3/15/44	9,565,000	11,679,984
Bidding Group 4, Series A, Refunding	4.000%	3/15/46	7,750,000	8,847,994
Series A, Unrefunded	5.000%	2/15/43	5,810,000	6,900,264
New York State Liberty Development Corp., Liberty Revenue, 3 World Trade Center Project, Class 1, Refunding	5.000%	11/15/44	10,000,000	10,922,974	(c)
New York State Thruway Authority General Revenue:
Junior Indebtedness Obligations, Junior Lien, Series A	5.000%	1/1/33	4,500,000	5,325,693
Junior Indebtedness Obligations, Junior Lien, Series A	5.000%	1/1/34	2,100,000	2,484,863

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2021 Annual Report	31

Schedule of investments (cont’d)

March 31, 2021

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
New York — continued
Junior Indebtedness Obligations, Junior Lien, Series A	5.000%	1/1/35	$250,000	$295,724
Junior Indebtedness Obligations, Junior Lien, Series A	5.000%	1/1/36	2,115,000	2,499,318
New York State Thruway Authority, State Personal Income Tax Revenue, Series A	5.000%	3/15/26	1,800,000	1,966,798
New York State Transportation Development Corp., Special Facilities Revenue:
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/30	4,750,000	5,748,883	(d)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/32	6,480,000	7,777,501	(d)
LaGuardia Airport Terminal B Redevelopment Project, Series A, AGM	4.000%	7/1/35	13,335,000	14,519,861	(d)
LaGuardia Airport Terminal B Redevelopment Project, Series A, AGM	4.000%	7/1/37	8,000,000	8,683,325	(d)
Series C	5.000%	12/1/28	1,250,000	1,551,481
Series C	5.000%	12/1/29	1,300,000	1,633,039
Series C	5.000%	12/1/30	1,250,000	1,590,273
Terminal 4 John F. Kennedy International Airport Project, Series C, Refunding	5.000%	12/1/27	1,000,000	1,237,082
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/34	1,000,000	1,128,217	(d)
New York State Urban Development Corp. Revenue, State Personal Income Tax Revenue Bonds:
Series A	5.000%	3/15/41	7,945,000	9,992,044
Series C	5.000%	3/15/44	8,995,000	11,220,466
Port Authority of New York & New Jersey Revenue:
Consolidated Series One Hundred Eighty	5.000%	9/1/27	5,000,000	5,700,231	(d)
Consolidated Series One Hundred Eighty	5.000%	9/1/28	5,000,000	5,691,180	(d)
Series 194, Refunding	5.000%	10/15/33	10,000,000	11,845,125
Series 226, Refunding	5.000%	10/15/39	3,105,000	3,874,525	(d)(h)
Triborough Bridge & Tunnel Authority, NY, Revenue:
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/43	2,465,000	2,986,074
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/49	25,000,000	31,173,325
Troy, NY, Capital Resource Corp., Revenue:
Rensselaer Polytechnic Institute Project, Series A, Refunding	5.000%	9/1/36	500,000	631,440

See Notes to Financial Statements.

32	Western Asset Intermediate-Term Municipals Fund 2021 Annual Report

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
New York — continued
Rensselaer Polytechnic Institute Project, Series A, Refunding	5.000%	9/1/37	$1,375,000	$1,730,492
Utility Debt Securitization Authority, NY, Revenue, Restructuring, Series TE	5.000%	12/15/27	3,000,000	3,375,222
Total New York				321,607,839
North Carolina — 0.6%
Charlotte, NC, COP, Series P	5.000%	6/1/44	2,380,000	2,935,797
Charlotte, NC, Airport Revenue:
Charlotte Douglas International Airport	5.000%	7/1/36	1,100,000	1,384,493
Charlotte Douglas International Airport	5.000%	7/1/38	1,500,000	1,876,826
Charlotte Douglas International Airport	5.000%	7/1/39	1,000,000	1,247,999
Charlotte Douglas International Airport	4.000%	7/1/44	1,500,000	1,704,991
North Carolina State Limited Obligation Revenue, Series A	5.000%	5/1/32	2,000,000	2,573,168
North Carolina State Turnpike Authority:
Triangle Expressway System Revenue, Senior Lien, Refunding	5.000%	1/1/43	4,000,000	4,857,949
Triangle Expressway System Revenue, Senior Lien, Refunding, AGM	5.000%	1/1/31	500,000	601,164
Total North Carolina				17,182,387
Ohio — 1.0%
American Municipal Power-Ohio Inc., OH, Revenue:
AMP Fremont Energy Center Project, Series A, Refunding	5.000%	2/15/28	2,250,000	2,845,179
AMP Fremont Energy Center Project, Series A, Refunding	5.000%	2/15/29	1,250,000	1,563,523
Buckeye, OH, Tobacco Settlement Financing Authority Revenue:
Senior Bonds, Series A-2, Refunding	5.000%	6/1/34	1,000,000	1,267,056
Senior Bonds, Series A-2, Refunding	5.000%	6/1/35	1,000,000	1,261,272
Senior Bonds, Series A-2, Refunding	5.000%	6/1/36	750,000	940,017
Senior Bonds, Series B-2, Refunding	5.000%	6/1/55	7,500,000	8,455,871
Ohio State Air Quality Development Authority Revenue, American Electric Company Project, Series B, Refunding	2.500%	10/1/29	4,250,000	4,593,377	(a)(b)(d)
Ohio State Higher Educational Facility Revenue:
University of Dayton 2018 Project, Series B, Refunding	5.000%	12/1/32	1,000,000	1,244,404

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2021 Annual Report	33

Schedule of investments (cont’d)

March 31, 2021

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Ohio — continued
Xavier University 2020 Project, Series F, Refunding	5.000%	5/1/35 $	880,000	$1,117,525
Xavier University 2020 Project, Series F, Refunding	5.000%	5/1/36	925,000	1,170,493
Xavier University 2020 Project, Series F, Refunding	4.000%	5/1/38	745,000	859,358
Xavier University 2020 Project, Series F, Refunding	4.000%	5/1/40	600,000	688,418
Ohio State Private Activity Revenue, Portsmouth Bypass Project	5.000%	12/31/39	800,000	905,673	(d)
Total Ohio				26,912,166
Oklahoma — 0.0%††
Payne County, OK, EDA Revenue, Epworth Living at The Ranch, Series A	6.250%	11/1/31	1,081,384	5,407	*(g)
Oregon — 0.9%
Lane & Douglas Counties, OR, School District #28J Fern Ridge, GO:
Convertible Deferred Interest, Series A, School Board Guaranty	5.000%	6/15/30	3,170,000	3,855,379
Convertible Deferred Interest, Series A, School Board Guaranty	5.000%	6/15/36	2,000,000	2,409,753
Medford, OR, Hospital Facilities Authority Revenue, Asante Project, Series A, Refunding	5.000%	8/15/45	2,000,000	2,505,764
Multnomah County, OR, School District No 7, Reynolds, GO, Deferred Interest, Series B, School Bond Guaranty	0.000%	6/15/31	2,000,000	1,474,654
Oregon State Health & Science University, Revenue, Series B, Refunding	5.000%	7/1/35	4,650,000	5,481,171
Port of Portland, OR, Airport Revenue:
Portland International Airport, Series 24B	5.000%	7/1/42	1,530,000	1,774,673	(d)
Portland International Airport, Series 26C, Refunding	5.000%	7/1/26	500,000	602,580	(d)
Portland International Airport, Series 26C, Refunding	5.000%	7/1/27	1,000,000	1,231,247	(d)
Washington Clackamas & Yamhill Counties, OR, School District #88J, GO, Sherwood School Board Guaranty	5.000%	6/15/32	1,250,000	1,535,862
Washington Multnomah & Yamhill Counties, OR, School District #1 West Union, GO, Hillsboro, School Board Guaranty	5.000%	6/15/34	3,000,000	3,665,013
Total Oregon				24,536,096

See Notes to Financial Statements.

34	Western Asset Intermediate-Term Municipals Fund 2021 Annual Report

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Pennsylvania — 2.9%
Berks County, PA, IDA, Healthcare Facilities Revenue:
Highlands at Wyomissing, Refunding	5.000%	5/15/32	$400,000	$458,533
Highlands at Wyomissing, Refunding	5.000%	5/15/37	375,000	422,829
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue	5.000%	6/1/30	2,290,000	2,841,599
Cumberland County, PA, Municipal Authority Revenue:
Diakon Lutheran Social Ministries Project	5.000%	1/1/25	265,000	308,472	(f)
Diakon Lutheran Social Ministries Project	5.000%	1/1/25	1,735,000	1,954,279
Diakon Lutheran Social Ministries Project	5.000%	1/1/26	285,000	331,753	(e)
Diakon Lutheran Social Ministries Project	5.000%	1/1/26	2,215,000	2,487,208
Diakon Lutheran Social Ministries Project	5.000%	1/1/27	875,000	980,501
Penn State Health	4.000%	11/1/35	2,000,000	2,361,929
Luzerne County, PA, GO, Series A, Refunding, AGM	5.000%	11/15/29	3,000,000	3,562,290
Pennsylvania State Turnpike Commission Revenue:
Series B	5.000%	12/1/36	1,000,000	1,300,741
Series B	5.000%	12/1/37	1,750,000	2,268,713
Series B	5.000%	12/1/38	2,000,000	2,584,729
Series B	5.000%	12/1/39	3,000,000	3,866,949
Series B	5.000%	12/1/40	2,250,000	2,891,907
Subordinated, Series B	5.250%	12/1/31	6,750,000	6,978,659	(e)
Philadelphia, PA, Airport Revenue:
Series A, Refunding	5.000%	6/15/33	6,625,000	7,649,801	(d)
Series A, Refunding	5.000%	6/15/34	6,955,000	8,015,433	(d)
Philadelphia, PA, Authority for IDR, Lease Revenue, Series 2019, Refunding	5.000%	10/1/30	3,500,000	4,431,589
Philadelphia, PA, GO:
Series B	5.000%	2/1/35	2,100,000	2,667,816
Series B	5.000%	2/1/36	1,500,000	1,898,275
Philadelphia, PA, School District, GO, Series A, State Aid Withholding	5.000%	9/1/28	2,285,000	2,694,548
Philadelphia, PA, Water & Wastewater Revenue, Series A	5.000%	11/1/45	6,300,000	8,068,777

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2021 Annual Report	35

Schedule of investments (cont’d)

March 31, 2021

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Pennsylvania — continued
State Public School Building Authority, PA, Lease Revenue:
Philadelphia School District Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/31	$1,380,000	$1,674,778
Philadelphia School District Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/33	4,150,000	5,026,324
Total Pennsylvania				77,728,432
Puerto Rico — 2.9%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, Senior Lien, Series A	5.250%	7/1/42	11,600,000	12,238,000
Puerto Rico Commonwealth Public Improvement Bonds, GO, Series A, Refunding	5.000%	7/1/41	3,880,000	3,142,800	*(g)
Puerto Rico Electric Power Authority Revenue:
Series A	5.000%	7/1/29	2,750,000	2,495,625	*(g)
Series A	5.000%	7/1/42	2,500,000	2,268,750	*(g)
Series A	5.050%	7/1/42	950,000	862,125	*(g)
Series DDD, Refunding	5.000%	7/1/21	3,460,000	3,139,950	*(g)
Series TT	5.000%	7/1/37	4,775,000	4,333,312	*(g)
Series WW	5.500%	7/1/38	840,000	766,500	*(g)
Series XX	5.250%	7/1/40	5,480,000	4,986,800	*(g)
Series ZZ, Refunding	5.000%	7/1/18	250,000	222,813	*(i)
Series ZZ, Refunding	5.250%	7/1/18	850,000	759,688	*(i)
Series ZZ, Refunding	5.250%	7/1/25	370,000	336,700	*(g)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	3,680,000	3,228,569
Restructured, Series A-1	4.550%	7/1/40	680,000	738,686
Restructured, Series A-1	4.750%	7/1/53	3,750,000	4,081,516
Restructured, Series A-1	5.000%	7/1/58	10,525,000	11,616,232
Restructured, Series A-2	4.329%	7/1/40	1,130,000	1,211,609
Restructured, Series A-2	4.329%	7/1/40	2,170,000	2,326,717
Restructured, Series A-2A	4.550%	7/1/40	16,460,000	17,880,552
Total Puerto Rico				76,636,944
Rhode Island — 0.3%
Providence, RI, Public Building Authority, General Revenue, Series A, NATL	5.375%	12/15/21	60,000	60,207

See Notes to Financial Statements.

36	Western Asset Intermediate-Term Municipals Fund 2021 Annual Report

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Rhode Island — continued
Rhode Island State Health & Educational Building Corp. Revenue:
Hospital Financing, Lifespan Obligated Group, Refunding	5.000%	5/15/28	$2,500,000	$2,950,046
Hospital Financing, Lifespan Obligated Group, Refunding	5.000%	5/15/29	2,000,000	2,348,057
Hospital Financing, Lifespan Obligated Group, Refunding	5.000%	5/15/30	1,570,000	1,829,160
Total Rhode Island				7,187,470
South Carolina — 0.5%
SCAGO, SC, Educational Facilities Corp. for Pickens School District Revenue:
Refunding	5.000%	12/1/29	3,500,000	4,071,315
Refunding	5.000%	12/1/30	2,250,000	2,608,387
South Carolina State Ports Authority Revenue:
Series 2018	5.000%	7/1/36	2,850,000	3,504,981	(d)
Series 2018	5.000%	7/1/37	2,000,000	2,452,598	(d)
Total South Carolina				12,637,281
Tennessee — 2.4%
Knox County, TN, Health, Educational & Housing Facility Board Revenue, University Health System Inc., Series A	5.000%	9/1/30	3,315,000	4,100,397
Memphis-Shelby County, TN, Airport Authority Revenue, Series C	5.000%	7/1/21	4,795,000	4,848,871	(d)
Metropolitan Government of Nashville & Davidson County, TN, Water & Sewer Revenue:
Subordinated, Green Bonds, Series A	5.000%	7/1/42	3,200,000	3,917,350
Subordinated, Series B	5.000%	7/1/42	1,500,000	1,836,258
Metropolitan Nashville, TN, Airport Authority Revenue:
Series B	5.000%	7/1/25	1,500,000	1,759,952	(d)
Series B	5.000%	7/1/26	1,750,000	2,109,029	(d)
Tennessee State Energy Acquisition Corp., Gas Revenue, Series C	5.000%	2/1/24	25,000,000	27,969,407
Tennessee State Energy Acquisition Corp., Natural Gas Revenue:
Series 2018	4.000%	11/1/25	9,000,000	10,214,734	(a)(b)
Series A	5.250%	9/1/24	6,885,000	7,906,904
Total Tennessee				64,662,902

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2021 Annual Report	37

Schedule of investments (cont’d)

March 31, 2021

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Texas — 9.5%
Arlington, TX, Higher Education Finance Corp., Education Revenue:
Uplift Education, Series A, Refunding, PSF - GTD	5.000%	12/1/34	$650,000	$790,011
Uplift Education, Series A, Refunding, PSF - GTD	5.000%	12/1/36	915,000	1,109,680
Uplift Education, Series A, Refunding, PSF - GTD	5.000%	12/1/37	700,000	847,931
Arlington, TX, Special Tax Revenue, Subordinated Lien, Series C, BAM	5.000%	2/15/41	3,750,000	4,212,189
Austin, TX, Airport System Revenue:
Series 2014	5.000%	11/15/30	2,730,000	3,117,187	(d)
Series B	5.000%	11/15/30	5,640,000	7,172,846	(d)
Bexar County, TX, Hospital District:
GO	5.000%	2/15/29	1,500,000	1,878,472
GO	5.000%	2/15/30	2,000,000	2,500,968
GO	5.000%	2/15/31	2,250,000	2,807,152
Central Texas Turnpike System Revenue:
Second Tier, Series C, Refunding	5.000%	8/15/31	10,000,000	11,263,662
Second Tier, Series C, Refunding	5.000%	8/15/32	10,000,000	11,243,785
Central Texas, Regional Mobility Authority Revenue:
Senior Lien, Series B	5.000%	1/1/46	3,750,000	4,668,427	(h)
Senior Lien, Series E	5.000%	1/1/45	3,500,000	4,295,054
Dallas, TX, Area Rapid Transit, Sales Tax Revenue:
Series A, Refunding	5.000%	12/1/34	7,500,000	8,906,149
Series A, Refunding	5.000%	12/1/36	4,250,000	5,029,745
El Paso, TX, GO:
Series A, Refunding	5.000%	8/15/30	1,000,000	1,311,702
Series A, Refunding	5.000%	8/15/31	1,250,000	1,630,769
Series A, Refunding	5.000%	8/15/32	1,000,000	1,299,404
Series A, Refunding	5.000%	8/15/33	1,000,000	1,292,473
Tax and Revenue Certificates of Obligation	5.000%	8/15/30	1,040,000	1,364,171
Tax and Revenue Certificates of Obligation	5.000%	8/15/31	860,000	1,121,969
Tax and Revenue Certificates of Obligation	5.000%	8/15/32	1,000,000	1,299,404
Tax and Revenue Certificates of Obligation	5.000%	8/15/33	1,000,000	1,292,473
Tax and Revenue Certificates of Obligation	4.000%	8/15/35	1,445,000	1,734,085
Galveston, TX, Wharves & Terminal Revenue:
Refunding	5.000%	2/1/22	2,055,000	2,061,660

See Notes to Financial Statements.

38	Western Asset Intermediate-Term Municipals Fund 2021 Annual Report

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Texas — continued
Refunding	5.000%	2/1/26 $	2,000,000	$2,002,648
Grand Parkway Transportation Corp., TX, System Toll Revenue, First Tier Toll Revenue, Series C, Refunding	4.000%	10/1/40	5,375,000	6,330,137
Gulf Coast, TX, IDA, Solid Waste Disposal Revenue, Citgo Petroleum Corp. Project	4.875%	5/1/25	3,000,000	3,071,605	(d)
Harris County, TX, Cultural Education Facilities Finance Corp., Thermal Utility Revenue, Teco Project, Refunding	5.000%	11/15/30	600,000	748,916
Harris County, TX, Houston Sports Authority Revenue, Senior Lien, Series A, Refunding, AGM	5.000%	11/15/25	9,000,000	10,254,114
Houston, TX, Airport System Revenue:
Special Facilities, United Airlines Inc., Airport Improvement Project	5.000%	7/15/28	1,500,000	1,748,538	(d)
Special Facilities, United Airlines Inc., Airport Improvements Project	5.000%	7/15/28	4,500,000	5,366,077	(d)
Subordinated Lien, Series C, Refunding	5.000%	7/1/30	2,630,000	3,240,801	(d)
Subordinated Lien, Series C, Refunding	5.000%	7/1/32	2,250,000	2,744,249	(d)
Subordinated Lien, Series D, Refunding	5.000%	7/1/30	1,665,000	2,070,996
Subordinated Lien, Series D, Refunding	5.000%	7/1/31	1,800,000	2,229,395
Houston, TX, Utility System Revenue:
Combined First Lien, Series C, Refunding	5.000%	5/15/27	5,000,000	5,683,964
Combined First Lien, Series C, Refunding	5.000%	5/15/28	5,000,000	5,680,638
Love Field, TX, Airport Modernization Corp., General Airport Revenue, Series 2017	5.000%	11/1/31	1,250,000	1,488,374	(d)
Love Field, TX, Airport Modernization Corp., Special Facilities Revenue:
Southwest Airlines Co. Project	5.000%	11/1/21	8,780,000	9,012,131	(d)
Southwest Airlines Co. Project	5.000%	11/1/22	2,205,000	2,360,992	(d)
New Hope Cultural Education Facilities Finance Corp., TX, Senior Living Revenue, Cardinal Bay Inc., Village on the Park/Carriage Inn Project, Series A1	5.000%	7/1/31	250,000	257,641
North Texas Tollway Authority Revenue:
First Tier, Series A, Refunding	5.000%	1/1/32	2,500,000	2,937,985
First Tier, Series A, Refunding	5.000%	1/1/34	700,000	937,204
First Tier, Series A, Refunding	5.000%	1/1/35	400,000	541,523
First Tier, Series A, Refunding	5.000%	1/1/36	500,000	598,364
First Tier, Series A, Refunding	5.000%	1/1/37	1,305,000	1,556,323

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2021 Annual Report	39

Schedule of investments (cont’d)

March 31, 2021

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Texas — continued
First Tier, Series B, Refunding	5.000%	1/1/34	$17,310,000	$19,844,535
Second Tier, Series B, Refunding	5.000%	1/1/31	4,000,000	4,464,752
Port Authority of Houston of Harris County, TX, GO:
Series A, Refunding	5.000%	10/1/36	3,500,000	4,394,520	(d)
Series A, Refunding	5.000%	10/1/37	3,425,000	4,288,334	(d)
Series A, Refunding	5.000%	10/1/38	3,500,000	4,371,250	(d)
SA Energy Acquisition PFC, TX, Gas Supply Revenue	5.500%	8/1/21	2,000,000	2,033,810
Socorro, TX, ISD, GO, School Building, PSF - GTD	5.000%	8/15/41	5,200,000	6,298,646
Southwest Texas, Higher Education Authority Inc. Revenue, Southern Methodist University Project, Refunding	5.000%	10/1/41	1,750,000	2,114,719
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Revenue, Buckner Senior Living Ventana Project, Series A	6.625%	11/15/37	1,590,000	1,769,576
Texas Private Activity Bond Surface Transportation Corp., Revenue, LBJ Infrastructure Group LLC I-635 Managed Lanes Project, Series L	4.000%	6/30/38	1,750,000	2,008,743
Texas Public Finance Authority, Lease Revenue:
Refunding	4.000%	2/1/35	2,000,000	2,379,491
Refunding	4.000%	2/1/36	2,325,000	2,761,509
Texas State Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue:
Refunding	5.000%	12/15/27	5,500,000	6,813,107
Refunding	5.000%	12/15/28	7,000,000	8,820,121
Senior Lien, Series D	6.250%	12/15/26	18,700,000	21,977,886
Texas State Private Activity Bond Surface Transportation Corp. Revenue, LBJ Infrastructure Group LLC I-635 Managed Lanes Project, Series L	4.000%	12/31/38	800,000	916,799
West Harris County, TX, Regional Water Authority, Series W	4.000%	12/15/45	2,100,000	2,437,861
Total Texas				252,809,642
U.S. Virgin Islands — 0.3%
Virgin Islands Public Finance Authority Revenue:
Matching Fund Loan, Senior Lien, Series A	5.000%	10/1/29	1,490,000	1,493,365

See Notes to Financial Statements.

40	Western Asset Intermediate-Term Municipals Fund 2021 Annual Report

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
U.S. Virgin Islands — continued
Matching Fund Loan, Subordinated Lien, Series B	5.000%	10/1/25	$3,565,000	$3,511,162
Subordinated, Matching Fund Loan, Cruzan Project, Series A	6.000%	10/1/39	730,000	731,610
Subordinated, Matching Fund Loan, Diageo Project, Series A	6.625%	10/1/29	3,350,000	3,364,814
Total U.S. Virgin Islands				9,100,951
Utah — 0.4%
Salt Lake City, UT, Airport Revenue, Series A	5.000%	7/1/34	3,000,000	3,599,556	(d)
Utah Infrastructure Agency, Telecommunications Revenue:
Series 2021	4.000%	10/15/33	500,000	585,682
Series 2021	4.000%	10/15/35	400,000	462,981
Series 2021	4.000%	10/15/36	200,000	230,756
Utah State Charter School Finance Authority, Charter School Revenue, Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/37	1,285,000	1,473,292
Utah State Infrastructure Agency, Telecommunications Revenue:
Series 2019	5.000%	10/15/28	1,845,000	2,312,218
Series 2019	4.000%	10/15/33	600,000	693,332
Series 2019	4.000%	10/15/36	1,000,000	1,141,259
Total Utah				10,499,076
Vermont — 0.0%††
University of Vermont & State Agricultural College, Series A	5.000%	10/1/44	1,000,000	1,259,165
Virginia — 1.5%
Arlington County, VA, IDA Revenue, Virginia Hospital Center, Refunding	5.000%	7/1/28	1,150,000	1,457,559
Hampton Roads, VA, Transportation Accountability Commission, Intermediate Lien, Series A	5.000%	7/1/22	5,000,000	5,297,447
Virginia Beach, VA, Development Authority, Residential Care Facilities Revenue, Westminster - Canterbury on Chesapeake Bay, Refunding	5.000%	9/1/44	1,500,000	1,686,744
Virginia State Small Business Financing Authority Revenue:
Bon Secours Mercy Health, Series A, Refunding	4.000%	12/1/49	5,500,000	6,270,885
Elizabeth River Crossings OpCo LLC Project	5.000%	1/1/24	1,760,000	1,858,658	(d)

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2021 Annual Report	41

Schedule of investments (cont’d)

March 31, 2021

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Virginia — continued
National Senior Campuses, Inc., Series A, Refunding	5.000%	1/1/32	$1,000,000	$1,217,059
Senior Lien, 95 Express Lanes LLC	5.000%	7/1/34	4,650,000	4,791,427	(d)
Senior Lien, Elizabeth River Crossing OpCo LLC Project	5.000%	7/1/24	2,900,000	3,060,150	(d)
Senior Lien, Elizabeth River Crossing OpCo LLC Project	5.000%	7/1/25	3,875,000	4,082,261	(d)
Senior Lien, Elizabeth River Crossing OpCo LLC Project	5.000%	1/1/26	3,290,000	3,463,824	(d)
Senior Lien, Elizabeth River Crossing OpCo LLC Project	5.000%	7/1/26	4,700,000	4,944,931	(d)
The Obligated Group of National Senior Campuses Inc., Series A	5.000%	1/1/31	1,000,000	1,223,101
Total Virginia				39,354,046
Washington — 1.9%
Energy Northwest, WA, Electric Revenue:
Columbia Generating System, Series A, Refunding	5.000%	7/1/29	5,000,000	5,900,861
Project One, Series A, Refunding	5.000%	7/1/27	8,500,000	10,066,700
Project One, Series A, Refunding	5.000%	7/1/28	10,000,000	11,806,320
Port of Seattle, WA, Intermediate Lien Revenue:
Series 2019	5.000%	4/1/31	3,160,000	3,910,753	(d)
Series 2019	5.000%	4/1/32	3,040,000	3,747,911	(d)
Series A	5.000%	5/1/36	4,000,000	4,696,907	(d)
Port of Seattle, WA, Revenue, Series B, Refunding	5.000%	9/1/24	2,300,000	2,342,278	(d)
Washington State Health Care Facilities Authority Revenue:
Commonspirit Health, Series B, Refunding	5.000%	8/1/26	2,900,000	3,450,933	(a)(b)
Seattle Cancer Care Alliance, Refunding	5.000%	9/1/38	625,000	800,858
Seattle Cancer Care Alliance, Refunding	5.000%	9/1/39	500,000	638,925
Seattle Cancer Care Alliance, Refunding	5.000%	9/1/40	700,000	892,157
Seattle Cancer Care Alliance, Refunding	5.000%	9/1/45	2,000,000	2,515,622
Total Washington				50,770,225

See Notes to Financial Statements.

42	Western Asset Intermediate-Term Municipals Fund 2021 Annual Report

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
West Virginia — 0.4%
Harrison County, WV, Solid Waste Disposal Revenue, Monongahela Power, Series A, Refunding	3.000%	10/15/21	$6,500,000	$6,563,797	(a)(b)(d)
West Virginia University Revenue, West Virginia Projects, Series B, Refunding	5.000%	10/1/29	3,750,000	4,676,270	(a)(b)
Total West Virginia				11,240,067
Wisconsin — 1.0%
Central Brown County, WI, Water Authority System Revenue:
Series A, Refunding	5.000%	11/1/31	2,510,000	2,891,481
Series A, Refunding	5.000%	11/1/32	2,000,000	2,302,437
Series A, Refunding	5.000%	11/1/33	2,000,000	2,300,907
Series A, Refunding	5.000%	11/1/34	2,000,000	2,298,613
Public Finance Authority, WI, Limited Obligation Pilot Revenue, American Dream @ Meadowlands Project	6.500%	12/1/37	2,800,000	3,196,528	(c)
Public Finance Authority, WI, Revenue:
Bancroft Neurohealth Project, Series A	5.000%	6/1/36	1,540,000	1,673,773	(c)
Carmelite System Inc., Obligated Group, Series 2020	5.000%	1/1/40	1,700,000	2,001,263
Renown Regional Medical Center Project, Series A	5.000%	6/1/36	2,250,000	2,866,531
Village of Mount Pleasant, WI, Tax Increment Revenue, Series A	5.000%	4/1/43	7,000,000	8,461,464
Total Wisconsin				27,992,997
Total Municipal Bonds (Cost — $2,344,519,651)				2,508,093,166
Municipal Bonds Deposited in Tender Option Bond Trust (j) — 1.1%
New York — 1.1%
New York State Urban Development Corp. Revenue, State Personal Income Tax Revenue Bonds, Bidding Group 3, Series E, Refunding (Cost — $29,741,732)	4.000%	3/15/41	25,170,000	28,866,676
Collateralized Mortgage Obligations (k) — 0.3%
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, M012 A1A1	1.600%	8/15/51	5,461,694	5,532,808
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, M012 A1A2	1.600%	8/15/51	3,072,202	3,111,099
Total Collateralized Mortgage Obligations (Cost — $8,533,897)				8,643,907

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2021 Annual Report	43

Schedule of investments (cont’d)

March 31, 2021

Western Asset Intermediate-Term Municipals Fund

Security			Shares	Value
Statutory Trust Certificates — 0.0%††
CMS Liquidating Trust (Cost—$989,420)			200	$322,574	*(l)(m)
Total Investments before Short-Term Investments (Cost — $2,383,784,700)				2,545,926,323

	Rate	Maturity Date	Face Amount
Short-Term Investments — 4.5%
Municipal Bonds — 4.5%
Arizona — 0.2%
Arizona Health Facilities Authority Revenue, Banner Health Obligated Group, Series C, LOC - Bank of America N.A.	0.060%	1/1/46	$2,650,000	2,650,000	(n)(o)
Phoenix, AZ, IDA, Health Care Facilities Revenue, Mayo Clinic, Series B, SPA - Northern Trust Co.	0.040%	11/15/52	3,570,000	3,570,000	(n)(o)
Total Arizona				6,220,000
California — 0.6%
California State MFA Revenue:
Chevron USA Inc. Project, Series A	0.040%	11/1/35	900,000	900,000	(n)(o)
Chevron USA Inc. Project, Series A	0.040%	11/1/35	700,000	700,000	(n)(o)
California Statewide CDA, MFH Revenue:
IAC Project, Series W-2, Refunding, LOC - Wells Fargo Bank N.A.	0.080%	9/15/29	100,000	100,000	(d)(n)(o)
IAC Project, Series W-3, Refunding, LOC - Wells Fargo Bank N.A.	0.080%	4/1/25	100,000	100,000	(d)(n)(o)
San Francisco, CA, City & County Airport Commission, International Airport Revenue, Second Series A, Refunding, LOC - Bank of America N.A.	0.080%	5/1/30	14,195,000	14,195,000	(d)(n)(o)
Total California				15,995,000
Florida — 0.1%
St. Lucie County, FL, Solid Waste Disposal Revenue, Florida Power & Light Co. Project, Refunding	0.100%	5/1/24	2,900,000	2,900,000	(d)(n)(o)
Indiana — 0.1%
Indiana State Finance Authority Hospital Revenue:
Parkview Health System Obligated Group, Series B, Refunding, LOC - Wells Fargo Bank N.A.	0.060%	11/1/39	1,800,000	1,800,000	(n)(o)
Parkview Health System Obligated Group, Series D, LOC - Wells Fargo Bank N.A.	0.060%	11/1/39	1,810,000	1,810,000	(n)(o)
Total Indiana				3,610,000

See Notes to Financial Statements.

44	Western Asset Intermediate-Term Municipals Fund 2021 Annual Report

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Massachusetts — 0.1%
Massachusetts State DFA Revenue:
Boston University, Series U-6C, LOC - TD Bank N.A.	0.040%	10/1/42	$800,000	$800,000	(n)(o)
Boston University, Series U-6E, Refunding, LOC - TD Bank N.A.	0.040%	10/1/42	400,000	400,000	(n)(o)
Total Massachusetts				1,200,000
Michigan — 0.1%
University of Michigan Revenue, Series D-1	0.030%	12/1/24	3,270,000	3,270,000	(n)(o)
Minnesota — 0.3%
Minneapolis & St. Paul, MN, Housing & Redevelopment Authority Revenue, Allina Health System, Series B-2, LOC - JPMorgan Chase & Co.	0.060%	11/15/35	200,000	200,000	(n)(o)
Minneapolis, MN, Health Care System Revenue, Fairview Health Services, Series C, Refunding, LOC - Wells Fargo Bank N.A.	0.060%	11/15/48	8,000,000	8,000,000	(n)(o)
St Paul, MN, Housing & Redevelopment Authority Revenue, Allina Health System, Series B-1, LOC - JPMorgan Chase	0.060%	11/15/35	300,000	300,000	(n)(o)
Total Minnesota				8,500,000
Mississippi — 0.2%
Mississippi State Business Finance Corp., Gulf Opportunity Zone, IDR:
Chevron USA Inc. Project, Series A	0.050%	12/1/30	1,850,000	1,850,000	(n)(o)
Chevron USA Inc. Project, Series A	0.050%	11/1/35	1,790,000	1,790,000	(n)(o)
Chevron USA Inc. Project, Series B	0.050%	12/1/30	100,000	100,000	(n)(o)
Chevron USA Inc. Project, Series D	0.050%	11/1/35	400,000	400,000	(n)(o)
Chevron USA Inc. Project, Series G	0.050%	12/1/30	1,010,000	1,010,000	(n)(o)
Total Mississippi				5,150,000
Missouri — 0.0%††
Missouri State HEFA Revenue, Educational Facilities, Saint Louis University, Series B-2 LOC - Wells Fargo Bank N.A.	0.050%	10/1/35	400,000	400,000	(n)(o)
New Jersey — 0.2%
New Jersey State Health Care Facilities Financing Authority Revenue:
Meridian Health System Obligated Group Issue, Series A, LOC - TD Bank N.A.	0.040%	7/1/33	2,300,000	2,300,000	(n)(o)
Virtua Health Inc., Series E, LOC - TD Bank N.A.	0.040%	7/1/43	1,550,000	1,550,000	(n)(o)
Total New Jersey				3,850,000

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2021 Annual Report	45

Schedule of investments (cont’d)

March 31, 2021

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
New York — 1.5%
MTA, NY, Dedicated Tax Revenue, Series A-1, Refunding, LOC - TD Bank N.A.	0.060%	11/1/31	$4,000,000	$4,000,000	(n)(o)
MTA, NY, Transportation Revenue:
Subseries D-2, LOC - Landesbank Hessen- Thueringen	0.070%	11/1/35	400,000	400,000	(n)(o)
Subseries G-2, Refunding, LOC - TD Bank N.A.	0.050%	11/1/32	750,000	750,000	(n)(o)
Nassau County, NY, Industrial Development Agency Revenue, Cold Spring Harbor Laboratory, Refunding, SPA - TD Bank N.A.	0.060%	1/1/34	700,000	700,000	(n)(o)
New York City, NY, GO:
Subordinated, Subseries I-4, LOC - TD Bank N.A.	0.050%	4/1/36	200,000	200,000	(n)(o)
Subseries E-5, LOC - TD Bank N.A.	0.050%	3/1/48	6,100,000	6,100,000	(n)(o)
Subseries G-6, LOC - Mizuho Bank Ltd.	0.070%	4/1/42	1,490,000	1,490,000	(n)(o)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution Fiscal 2008, Series BB-5, Refunding, SPA - Bank of America N.A.	0.050%	6/15/33	1,170,000	1,170,000	(n)(o)
Second General Resolution Fiscal 2014, Series AA-5, Refunding, SPA - Mizuho Bank Ltd.	0.050%	6/15/48	4,275,000	4,275,000	(n)(o)
New York City, NY, TFA Revenue Future Tax Secured:
Series A, Refunding, SPA - TD Bank N.A.	0.050%	11/1/29	400,000	400,000	(n)(o)
Subordinated, Series A, SPA - JPMorgan Chase & Co.	0.060%	8/1/45	300,000	300,000	(n)(o)
Subseries D-3, SPA - Mizuho Bank Ltd.	0.070%	2/1/44	5,800,000	5,800,000	(n)(o)
New York State Energy Research & Development Authority Facilities Revenue, Consolidated Edison Co. of New York Inc. Project, Subseries C-3, LOC - Mizuho Bank Ltd.	0.080%	11/1/39	3,100,000	3,100,000	(d)(n)(o)
New York State HFA Revenue:
East 39th Street, Series A, LIQ - FNMA, LOC - FNMA	0.070%	11/15/31	1,100,000	1,100,000	(d)(n)(o)
42nd & 10th Housing, 2008 Series A, LIQ - FHLMC	0.060%	11/1/41	1,500,000	1,500,000	(n)(o)
42nd & 10th Housing, Series A, LIQ - FHLMC	0.070%	11/1/41	900,000	900,000	(d)(n)(o)

See Notes to Financial Statements.

46	Western Asset Intermediate-Term Municipals Fund 2021 Annual Report

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
New York — continued
455 West 37th Street Housing, Series A, LOC - Landesbank Hessen-Thueringen	0.080%	5/1/41	$4,900,000	$4,900,000	(d)(n)(o)
New York State Urban Development Corp. Revenue, State Facilities, Series A3A, SPA - JPMorgan Chase & Co.	0.050%	3/15/33	3,500,000	3,500,000	(n)(o)
Triborough Bridge & Tunnel Authority, NY, Revenue, Series F, Refunding, LOC - Citibank N.A.	0.050%	11/1/32	450,000	450,000	(n)(o)
Total New York				41,035,000
Oregon — 0.0%††
Oregon State Facilities Authority Revenue:
Peacehealth, Series A, Refunding, LOC - U.S. Bank N.A.	0.060%	8/1/34	900,000	900,000	(n)(o)
Peacehealth, Series B, Refunding, LOC - TD Bank N.A.	0.050%	8/1/34	200,000	200,000	(n)(o)
Total Oregon				1,100,000
Pennsylvania — 0.1%
Lancaster County, PA, Hospital Authority Revenue, Series D, Refunding, LOC - JPMorgan Chase & Co.	0.060%	7/1/34	2,200,000	2,200,000	(n)(o)
Lancaster, PA, IDA Revenue, Willow Valley Retirement Communities Project, Series C, LOC - PNC Bank N.A.	0.060%	12/1/39	100,000	100,000	(n)(o)
Total Pennsylvania				2,300,000
Texas — 0.6%
Gulf Coast Authority, TX, Waste Disposal Authority:
ExxonMobil Project	0.070%	6/1/30	11,800,000	11,800,000	(d)(n)(o)
ExxonMobil Project, Series B	0.070%	6/1/25	3,100,000	3,100,000	(d)(n)(o)
Gulf Coast, TX, IDA Revenue, ExxonMobil Project	0.050%	11/1/41	400,000	400,000	(n)(o)
Total Texas				15,300,000
Utah — 0.1%
Murray City, UT, Hospital Revenue, IHC Health Services Inc., Series D	0.050%	5/15/36	200,000	200,000	(n)(o)
Utah County, UT, Hospital Revenue, IHC Health Services Inc., Series C, SPA - TD Bank N.A.	0.050%	5/15/58	1,125,000	1,125,000	(n)(o)
Total Utah				1,325,000

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2021 Annual Report	47

Schedule of investments (cont’d)

March 31, 2021

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Virginia — 0.3%
Arlington County, VA, IDA Revenue, Housing Westover Apartments, Series A, Refunding, LIQ - FHLMC	0.090%	8/1/47	$8,370,000	$8,370,000	(d)(n)(o)
Total Short-Term Investments (Cost — $120,525,000)				120,525,000
Total Investments — 99.9% (Cost — $2,504,309,700)				2,666,451,323
TOB Floating Rate Notes — (0.7)%				(18,875,000)
Other Assets in Excess of Other Liabilities — 0.8%				21,379,444
Total Net Assets — 100.0%				$2,668,955,767

See Notes to Financial Statements.

48	Western Asset Intermediate-Term Municipals Fund 2021 Annual Report

Western Asset Intermediate-Term Municipals Fund

††	Represents less than 0.1%.
*	Non-income producing security.

(a)	Maturity date shown represents the mandatory tender date.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(d)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(e)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.

(f)	Bonds are generally escrowed to maturity by government securities and/or U.S. government agency securities.

(g)	The coupon payment on this security is currently in default as of March 31, 2021.

(h)	Securities traded on a when-issued or delayed delivery basis.

(i)	The maturity principal is currently in default as of March 31, 2021.

(j)	Represents securities deposited into a special purpose entity, referred to as a Tender Option Bond (“TOB”) trust (Note 1).

(k)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(l)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(m)	Security is valued using significant unobservable inputs (Note 1).

(n)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the Remarketing Agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(o)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2021 Annual Report	49

Schedule of investments (cont’d)

March 31, 2021

Western Asset Intermediate-Term Municipals Fund

Abbreviation(s) used in this schedule:

AGM	—	Assured Guaranty Municipal Corporation — Insured Bonds

AMBAC	—	American Municipal Bond Assurance Corporation — Insured Bonds

BAM	—	Build America Mutual — Insured Bonds

BAN	—	Bond Anticipation Notes

CAB	—	Capital Appreciation Bonds

CDA	—	Communities Development Authority

COP	—	Certificates of Participation

CSCE	—	Charter School Credit Enhancement

DFA	—	Development Finance Agency

EDA	—	Economic Development Authority

EDC	—	Economic Development Corporation

FHLMC	—	Federal Home Loan Mortgage Corporation

FNMA	—	Federal National Mortgage Association

GO	—	General Obligation

GTD	—	Guaranteed

HEFA	—	Health & Educational Facilities Authority

HFA	—	Housing Finance Agency

IDA	—	Industrial Development Authority

IDR	—	Industrial Development Revenue

ISD	—	Independent School District

LIQ	—	Liquidity Facility

LOC	—	Letter of Credit

MFA	—	Municipal Finance Authority

MFH	—	Multi-Family Housing

MTA	—	Metropolitan Transportation Authority

NATL	—	National Public Finance Guarantee Corporation — Insured Bonds

PCFA	—	Pollution Control Financing Authority

PCR	—	Pollution Control Revenue

PEA	—	Public Energy Authority

PFA	—	Public Facilities Authority

PFC	—	Public Facilities Corporation

PSF	—	Permanent School Fund

Q-SBLF	—	Qualified School Board Loan Fund

SCAGO	—	South Carolina Association of Government Organizations

SD	—	School District

SIFMA	—	Securities Industry and Financial Markets Association

SPA	—	Standby Bond Purchase Agreement — Insured Bonds

TFA	—	Transitional Finance Authority

See Notes to Financial Statements.

50	Western Asset Intermediate-Term Municipals Fund 2021 Annual Report

Statement of assets and liabilities

March 31, 2021

Assets:
Investments, at value (Cost — $2,504,309,700)	$2,666,451,323
Cash	57,330
Interest receivable	29,069,337
Receivable for Fund shares sold	5,247,371
Other assets	458
Prepaid expenses	60,672
Total Assets	2,700,886,491

Liabilities:
TOB Floating Rate Notes (Note 1)	18,875,000
Payable for securities purchased	8,605,936
Payable for Fund shares repurchased	2,899,907
Investment management fee payable	810,515
Distributions payable	235,985
Service and/or distribution fees payable	195,694
Interest expense payable	32,717
Trustees’ fees payable	8,970
Accrued expenses	266,000
Total Liabilities	31,930,724
Total Net Assets	$2,668,955,767

Net Assets:
Par value (Note 7)	$4,094
Paid-in capital in excess of par value	2,595,888,799
Total distributable earnings (loss)	73,062,874
Total Net Assets	$2,668,955,767

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2021 Annual Report	51

Statement of assets and liabilities (cont’d)

March 31, 2021

Net Assets:
Class A	$700,074,740
Class C	$166,813,652
Class I	$1,416,190,494
Class IS	$385,876,881

Shares Outstanding:
Class A	107,376,423
Class C	25,549,734
Class I	217,286,326
Class IS	59,147,730

Net Asset Value:
Class A (and redemption price)	$6.52
Class C (and redemption price)	$6.53
Class I (and redemption price)	$6.52
Class IS (and redemption price)	$6.52
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 2.25%)	$6.67

See Notes to Financial Statements.

52	Western Asset Intermediate-Term Municipals Fund 2021 Annual Report

Statement of operations

For the Year Ended March 31, 2021

Investment Income:
Interest	$75,637,422

Expenses:
Investment management fee (Note 2)	8,705,418
Service and/or distribution fees (Notes 2 and 5)	2,486,765
Transfer agent fees (Note 5)	1,689,912
Registration fees	144,217
Fund accounting fees	92,326
Legal fees	59,290
Audit and tax fees	59,128
Interest expense (Note 1(b))	35,046
Trustees’ fees	34,312
Commitment fees (Note 8)	30,779
Shareholder reports	30,295
Insurance	27,379
Custody fees	20,505
Miscellaneous expenses	38,847
Total Expenses	13,454,219
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(330,282)
Net Expenses	13,123,937
Net Investment Income	62,513,485

Realized and Unrealized Gain on Investments and Futures Contracts (Notes 1, 3 and 4):
Net Realized Gain From:
Investment transactions	2,380,111
Futures contracts	6,119,621
Net Realized Gain	8,499,732
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	106,128,068
Futures contracts	3,974,866
Change in Net Unrealized Appreciation (Depreciation)	110,102,934
Net Gain on Investments and Futures Contracts	118,602,666
Increase in Net Assets From Operations	$181,116,151

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2021 Annual Report	53

Statements of changes in net assets

For the Years Ended March 31,	2021	2020

Operations:
Net investment income	$62,513,485	$69,751,748
Net realized gain (loss)	8,499,732	(22,980,066)
Change in net unrealized appreciation (depreciation)	110,102,934	(41,941,626)
Increase in Net Assets From Operations	181,116,151	4,830,056

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(62,203,490)	(69,270,830)
Decrease in Net Assets From Distributions to Shareholders	(62,203,490)	(69,270,830)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	756,118,307	793,340,994
Reinvestment of distributions	59,298,235	65,786,081
Cost of shares repurchased	(621,981,519)	(807,791,767)
Increase in Net Assets From Fund Share Transactions	193,435,023	51,335,308
Increase (Decrease) in Net Assets	312,347,684	(13,105,466)

Net Assets:
Beginning of year	2,356,608,083	2,369,713,549
End of year	$2,668,955,767	$2,356,608,083

See Notes to Financial Statements.

54	Western Asset Intermediate-Term Municipals Fund 2021 Annual Report

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended March 31:
Class A Shares[1]	2021	2020	2019	2018	2017

Net asset value, beginning of year	$6.21	$6.35	$6.31	$6.38	$6.61

Income (loss) from operations:
Net investment income	0.16	0.18	0.20	0.20	0.20
Net realized and unrealized gain (loss)	0.31	(0.14)	0.04	(0.07)	(0.23)
Total income (loss) from operations	0.47	0.04	0.24	0.13	(0.03)

Less distributions from:
Net investment income	(0.16)	(0.18)	(0.20)	(0.20)	(0.20)
Total distributions	(0.16)	(0.18)	(0.20)	(0.20)	(0.20)

Net asset value, end of year	$6.52	$6.21	$6.35	$6.31	$6.38
Total return[2]	7.57%	0.54%	3.88%	2.09%	(0.43)%

Net assets, end of year (millions)	$700	$632	$515	$585	$638

Ratios to average net assets:
Gross expenses	0.59%	0.65%	0.76%	0.75%	0.75%
Net expenses[3]	0.59 [4]	0.65 [4]	0.76	0.75	0.75
Net investment income	2.45	2.78	3.18	3.19	3.12

Portfolio turnover rate	16%	32%	22%	15%	17%

[1]	Per share amounts have been calculated using the average shares method.

[2]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Reflects fee waivers and/or expense reimbursements.

[4]

As a result of an expense limitation arrangement, effective August 13, 2019, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.75%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent.

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2021 Annual Report	55

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended March 31:
Class C Shares[1]	2021	2020	2019	2018	2017

Net asset value, beginning of year	$6.22	$6.36	$6.32	$6.38	$6.62

Income (loss) from operations:
Net investment income	0.12	0.14	0.16	0.17	0.17
Net realized and unrealized gain (loss)	0.31	(0.14)	0.04	(0.06)	(0.24)
Total income (loss) from operations	0.43	0.00 [2]	0.20	0.11	(0.07)

Less distributions from:
Net investment income	(0.12)	(0.14)	(0.16)	(0.17)	(0.17)
Total distributions	(0.12)	(0.14)	(0.16)	(0.17)	(0.17)

Net asset value, end of year	$6.53	$6.22	$6.36	$6.32	$6.38
Total return[3]	6.93%	(0.04)%	3.27%	1.50%	(0.99)%

Net assets, end of year (millions)	$167	$228	$433	$520	$648

Ratios to average net assets:
Gross expenses	1.18%	1.25%	1.34%	1.33%	1.32%
Net expenses	1.18 [4,5]	1.25 [4,5]	1.34	1.33 [4]	1.32 [4]
Net investment income	1.87	2.23	2.60	2.61	2.55

Portfolio turnover rate	16%	32%	22%	15%	17%

[1]	Per share amounts have been calculated using the average shares method.

[2]	Amount represents less than $0.005 per share.

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]	Reflects fee waivers and/or expense reimbursements.

[5]

As a result of an expense limitation arrangement, effective August 13, 2019, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.35%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent.

See Notes to Financial Statements.

56	Western Asset Intermediate-Term Municipals Fund 2021 Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended March 31:
Class I Shares[1]	2021	2020	2019	2018	2017

Net asset value, beginning of year	$6.21	$6.35	$6.31	$6.38	$6.61

Income (loss) from operations:
Net investment income	0.17	0.19	0.21	0.21	0.21
Net realized and unrealized gain (loss)	0.31	(0.14)	0.04	(0.07)	(0.23)
Total income (loss) from operations	0.48	0.05	0.25	0.14	(0.02)

Less distributions from:
Net investment income	(0.17)	(0.19)	(0.21)	(0.21)	(0.21)
Total distributions	(0.17)	(0.19)	(0.21)	(0.21)	(0.21)

Net asset value, end of year	$6.52	$6.21	$6.35	$6.31	$6.38
Total return[2]	7.76%	0.70%	4.04%	2.24%	(0.28)%

Net assets, end of year (millions)	$1,416	$1,251	$1,222	$1,492	$1,344

Ratios to average net assets:
Gross expenses	0.45%	0.52%	0.61%	0.62%	0.64%
Net expenses[3,4]	0.43	0.49	0.60	0.60	0.60
Net investment income	2.61	2.95	3.33	3.34	3.28

Portfolio turnover rate	16%	32%	22%	15%	17%

[1]	Per share amounts have been calculated using the average shares method.

[2]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Reflects fee waivers and/or expense reimbursements.

[4]

As a result of an expense limitation arrangement, effective August 13, 2019, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.43%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent. Prior to August 13, 2019, the expense limitation was 0.60%.

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2021 Annual Report	57

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:
Class IS Shares[1]	2021	2020	2019[2]

Net asset value, beginning of year	$6.21	$6.36	$6.26

Income (loss) from operations:
Net investment income	0.17	0.19	0.11
Net realized and unrealized gain (loss)	0.31	(0.15)	0.11
Total income from operations	0.48	0.04	0.22

Less distributions from:
Net investment income	(0.17)	(0.19)	(0.12)
Total distributions	(0.17)	(0.19)	(0.12)

Net asset value, end of year	$6.52	$6.21	$6.36
Total return[3]	7.81%	0.61%	3.48%

Net assets, end of year (millions)	$386	$245	$200

Ratios to average net assets:
Gross expenses	0.37%	0.43%	0.53%[4]
Net expenses[5]	0.37 [6]	0.43 [6]	0.53 [4]
Net investment income	2.66	3.00	3.42 [4]

Portfolio turnover rate	16%	32%	22%[7]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period ended September 18, 2018 (inception date) to March 31, 2019.

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, effective August 13, 2019, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.40%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent. Prior to August 13, 2019, the expense limitation was 0.55%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]	For the year ended March 31, 2019.

See Notes to Financial Statements.

58	Western Asset Intermediate-Term Municipals Fund 2021 Annual Report

Notes to financial statements

1. Organization and significant accounting policies

Western Asset Intermediate-Term Municipals Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (formerly known as Legg Mason North Atlantic Fund Valuation Committee prior to March 1, 2021) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely

Western Asset Intermediate-Term Municipals Fund 2021 Annual Report	59

Notes to financial statements (cont’d)

traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

60	Western Asset Intermediate-Term Municipals Fund 2021 Annual Report

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Municipal Bonds	—	$2,508,093,166	—	$2,508,093,166
Municipal Bonds Deposited in Tender Option Bond Trust	—	28,866,676	—	28,866,676
Collateralized Mortgage Obligations	—	8,643,907	—	8,643,907
Statutory Trust Certificates	—	—	$322,574	322,574
Total Long-Term Investments	—	2,545,603,749	322,574	2,545,926,323
Short-Term Investments†	—	120,525,000	—	120,525,000
Total Investments	—	$2,666,128,749	$322,574	$2,666,451,323

†	See Schedule of Investments for additional detailed categorizations.

(b) Tender option bonds. The Fund may enter into tender option bond (“TOB”) transactions and may invest in inverse floating rate instruments (“Inverse Floaters”) issued in TOB transactions. The Fund may participate either in structuring an Inverse Floater or purchasing an Inverse Floater in the secondary market. When structuring an Inverse Floater, the Fund deposits securities (typically municipal bonds or other municipal securities) (the “Underlying Bonds”) into a special purpose entity, referred to as a TOB trust. The TOB trust generally issues floating rate notes (“Floaters”) to third parties and residual interest, Inverse Floaters, to the Fund. The net proceeds of the sale of the Floaters, after expenses, are received by the Fund and may be invested in additional securities. The Inverse Floaters are inverse floating rate debt instruments, as the return on those bonds is inversely related to changes in a specified interest rate. Distributions on any Inverse Floaters paid to the Fund will be reduced or, in the extreme, eliminated as short-term interest rates rise and will increase when such interest rates fall. Floaters issued by a TOB trust may be senior to the Inverse Floaters held by the Fund. The value and market for Inverse Floaters can be volatile, and Inverse Floaters can have limited liquidity.

An investment in an Inverse Floater structured by the Fund is accounted for as a secured borrowing. The Underlying Bonds deposited into the TOB trust are included in the Fund’s Schedule of Investments and a liability for Floaters (TOB floating rate notes) issued by the TOB trust is recognized in the Fund’s Statement of Assets and Liabilities. The carrying amount of the TOB Trust’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. Interest income, including amortization, on the Underlying Bonds is recognized in the Fund’s Statements of Operations. Interest paid to holders of the Floaters, as well as other expenses related to administration, liquidity, remarketing and trustee services of the TOB trust, are recognized in Interest expense in the Fund’s Statement of Operations.

Western Asset Intermediate-Term Municipals Fund 2021 Annual Report	61

Notes to financial statements (cont’d)

(c) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(e) Credit and market risk. Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(f) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

62	Western Asset Intermediate-Term Municipals Fund 2021 Annual Report

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

As of March 31, 2021, the Fund did not have any open OTC derivative transactions with credit related contingent features in a net liability position.

(g) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(h) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record and are paid monthly. The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from federal and certain state income taxes, to retain such tax-exempt status when

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Notes to financial statements (cont’d)

distributed to the shareholders of the Fund. Distributions of net realized gains, if any, are taxable and are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(i) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(j) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(k) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of March 31, 2021, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(l) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. During the current year, the Fund had no reclassifications.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Western Asset Management Company, LLC (“Western Asset”) is the Fund’s subadviser. As of July 31, 2020, LMPFA and Western Asset are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”). Prior to July 31, 2020, LMPFA and Western Asset were wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”). As of July 31, 2020, Legg Mason is a subsidiary of Franklin Resources.

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.35% of the Fund’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Fund.

As a result of expense limitation arrangements, between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary

64	Western Asset Intermediate-Term Municipals Fund 2021 Annual Report

expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class I and Class IS shares did not exceed 0.75%, 1.35%, 0.43%, and 0.40%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent.

During the year ended March 31, 2021, fees waived and/or expenses reimbursed amounted to $330,282.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which LMPFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

Pursuant to these arrangements, at March 31, 2021, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by LMPFA and respective dates of expiration as follows:

Class I
Expires March 31, 2023	$326,689
Total fee waivers/expense reimbursements subject to recapture	$326,689

For the year ended March 31, 2021, LMPFA did not recapture any fees.

Legg Mason Investor Services, LLC (“LMIS”) serves as the Fund’s sole and exclusive distributor. As of July 31, 2020, LMIS is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources. Prior to July 31, 2020, LMIS was a wholly-owned broker-dealer subsidiary of Legg Mason.

There is a maximum initial sales charge of 2.25% for Class A shares. In certain cases, Class A shares have a 0.50% contingent deferred sales charge (“CDSC”), which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $250,000 in the aggregate. These purchases do not incur an initial sales charge. There is no CDSC on Class C shares, however, Class C shares acquired from another fund sold by LMIS and subject to CDSC remain subject to the original fund’s CDSC while held in the Fund.

For the year ended March 31, 2021, sales charges retained by and CDSCs paid to LMIS and its affiliates, if any, were as follows:

	Class A	Class C
Sales charges	$62,490	—
CDSCs	2,679	$156

As of July 31, 2020, all officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust. Prior to July 31,

Western Asset Intermediate-Term Municipals Fund 2021 Annual Report	65

Notes to financial statements (cont’d)

2020, all officers and one Trustee of the Trust were employees of Legg Mason and did not receive compensation from the Trust.

The Fund is permitted to purchase or sell securities, typically short-term variable rate demand obligations, from or to certain other affiliated funds or portfolios under specified conditions outlined in procedures adopted by the Board of Trustees. The procedures have been designed to provide assurance that any purchase or sale of securities by the Fund from or to another fund or portfolio that is, or could be considered, an affiliate by virtue of having a common investment manager or subadviser (or affiliated investment manager or subadviser), common Trustees and/or common officers complies with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the year ended March 31, 2021, such purchase and sale transactions (excluding accrued interest) were $331,402,268 and $287,285,000, respectively.

3. Investments

During the year ended March 31, 2021, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$555,093,784
Sales	401,036,587

At March 31, 2021, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$2,485,801,180	$166,880,758	$(5,105,615)	$161,775,143

4. Derivative instruments and hedging activities

At March 31, 2021, the Fund did not have any derivative instruments outstanding.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the year ended March 31, 2021. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Interest Rate Risk
Futures contracts	$6,119,621

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Interest Rate Risk
Futures contracts	$3,974,866

66	Western Asset Intermediate-Term Municipals Fund 2021 Annual Report

During the year ended March 31, 2021, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to sell)†	$65,135,401
† At March 31, 2021, there were no open positions held in this derivative.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A and Class C shares calculated at the annual rate of 0.15% and 0.75% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

For the year ended March 31, 2021, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$992,047	$471,652
Class C	1,494,718	121,525
Class I	—	1,094,349
Class IS	—	2,386
Total	$2,486,765	$1,689,912

For the year ended March 31, 2021, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$960
Class C	345
Class I	328,596
Class IS	381
Total	$330,282

6. Distributions to shareholders by class

	Year Ended March 31, 2021	Year Ended March 31, 2020
Net Investment Income:
Class A	$16,057,770	$17,703,445
Class C	3,693,858	6,421,783
Class I	34,204,116	37,999,014
Class IS	8,247,746	7,146,588
Total	$62,203,490	$69,270,830

7. Shares of beneficial interest

At March 31, 2021, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple

Western Asset Intermediate-Term Municipals Fund 2021 Annual Report	67

Notes to financial statements (cont’d)

classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Year Ended March 31, 2021		Year Ended March 31, 2020
	Shares	Amount	Shares	Amount
Class A
Shares sold	21,670,364	$139,496,218	37,595,729	$241,159,034
Shares issued on reinvestment	2,392,665	15,336,396	2,583,088	16,656,666
Shares repurchased	(18,543,877)	(118,585,256)	(19,335,022)	(123,560,244)
Net increase	5,519,152	$36,247,358	20,843,795	$134,255,456

Class C
Shares sold	5,454,888	$35,156,767	8,263,727	$53,490,956
Shares issued on reinvestment	570,805	3,655,111	983,715	6,345,991
Shares repurchased	(17,233,412)	(110,740,232)	(40,465,528)	(259,614,163)
Net decrease	(11,207,719)	$(71,928,354)	(31,218,086)	$(199,777,216)

Class I
Shares sold	65,572,892	$420,871,607	60,885,713	$391,394,661
Shares issued on reinvestment	5,049,710	32,368,039	5,560,019	35,844,591
Shares repurchased	(54,930,882)	(350,392,685)	(57,248,296)	(363,275,794)
Net increase	15,691,720	$102,846,961	9,197,436	$63,963,458

Class IS
Shares sold	25,066,833	$160,593,715	16,695,706	$107,296,343
Shares issued on reinvestment	1,236,133	7,938,689	1,075,593	6,938,833
Shares repurchased	(6,603,705)	(42,263,346)	(9,824,623)	(61,341,566)
Net increase	19,699,261	$126,269,058	7,946,676	$52,893,610

8. Redemption facility

Effective February 5, 2021, the Fund’s redemption facility (the “Redemption Facility”) was terminated and the Fund and certain other participating funds within the Trust, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by LMPFA or Franklin Resources, became borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on February 4, 2022.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility; there is no upfront fee. Under the Redemption Facility, the Fund had access to the aggregate amount of $485 million for the period November 16, 2020 to

68	Western Asset Intermediate-Term Municipals Fund 2021 Annual Report

February 5, 2021 and $220 million prior to November 16, 2020, and the following terms were in effect: the annual commitment fee to maintain the Redemption Facility was 0.15% incurred on the unused portion of the facility and there was an annual upfront fee of 0.06% of the $485 million Redemption Facility; prior to November 16, 2020, there was no upfront fee. The aggregate commitment fees under the Global Credit Facility and Redemption Facility are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility nor the Redemption Facility during the year ended March 31, 2021.

9. Income tax information and distributions to shareholders

The tax character of distributions paid during the fiscal years ended March 31, was as follows:

	2021	2020
Distributions paid from:
Tax-exempt income	$61,550,623	$68,173,603
Ordinary income	652,867	1,097,227
Total distributions paid	$62,203,490	$69,270,830

As of March 31, 2021, the components of distributable earnings (loss) on a tax basis were as follows:

Undistributed tax-exempt income — net	$3,150,691
Deferred capital losses*	(91,821,871)
Other book/tax temporary differences(a)	(41,089)
Unrealized appreciation (depreciation)(b)	161,775,143
Total distributable earnings (loss) — net	$73,062,874

*

These capital losses have been deferred in the current year as either short-term or long-term losses. The losses will be deemed to occur on the first day of the next taxable year in the same character as they were originally deferred and will be available to offset future taxable capital gains.

(a)

Other book/tax temporary differences are attributable to book/tax differences in the accrual of interest income on securities in default and book/tax differences in the timing of the deductibility of various expenses.

(b)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales, the difference between book and tax accretion methods for market discount on fixed income securities and book tax differences in the treatment of partnership investments.

10. Recent accounting pronouncement

In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting (the “ASU”). The amendments in the ASU provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

Western Asset Intermediate-Term Municipals Fund 2021 Annual Report	69

Notes to financial statements (cont’d)

11. Other matters

The outbreak of the respiratory illness COVID-19 (commonly referred to as “coronavirus”) has continued to rapidly spread around the world, causing considerable uncertainty for the global economy and financial markets. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.

*  *  *

The Fund’s investments, payment obligations, and financing terms may be based on floating rates, such as the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. On March 5, 2021, the ICE Benchmark Administration, the administrator of LIBOR, stated that it will cease the publication of (i) the overnight and one-, three-, six- and twelve-month USD LIBOR settings immediately following the LIBOR publication on Friday, June 30, 2023 and (ii) all other LIBOR settings, including the one-week and two-month USD LIBOR settings, immediately following the LIBOR publication on Friday, December 31, 2021. There remains uncertainty regarding the nature of any replacement rate and the impact of the transition from LIBOR on the Fund’s transactions and the financial markets generally. As such, the potential effect of a transition away from LIBOR on the Fund or the Fund’s investments cannot yet be determined.

70	Western Asset Intermediate-Term Municipals Fund 2021 Annual Report

Report of independent registered public accounting firm

To the Board of Trustees of Legg Mason Partners Income Trust and Shareholders of Western Asset Intermediate-Term Municipals Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Western Asset Intermediate-Term Municipals Fund (one of the funds constituting Legg Mason Partners Income Trust, referred to hereafter as the “Fund”) as of March 31, 2021, the related statement of operations for the year ended March 31, 2021, the statement of changes in net assets for each of the two years in the period ended March 31, 2021, including the related notes, and the financial highlights for each of the periods ended March 31, 2021, March 31, 2020, March 31, 2019 and March 31, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended March 31, 2021 and the financial highlights for each of the periods ended March 31, 2021, March 31, 2020, March 31, 2019 and March 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

The financial statements of the Fund as of and for the year ended March 31, 2017 and the financial highlights for each of the periods ended on or prior to March 31, 2017 (not presented herein, other than the financial highlights) were audited by other auditors whose report dated May 19, 2017 expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2021 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Baltimore, Maryland
May 19, 2021

We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Western Asset Intermediate-Term Municipals Fund 2021 Annual Report	71

Additional information (unaudited)

Information about Trustees and Officers

The business and affairs of Western Asset Intermediate-Term Municipals Fund (the “Fund”) are conducted by management under the supervision and subject to the direction of its Board of Trustees. The business address of each Trustee is c/o Jane Trust, Legg Mason, 100 International Drive, 11th Floor, Baltimore, Maryland 21202.

Information pertaining to the Trustees and officers of the Board is set forth below. The Statement of Additional Information includes additional information about Trustees and is available, without charge, upon request by calling the Fund at 1-877-721-1926.

Independent Trustees†

Robert Abeles, Jr.

Year of birth	1945
Position(s) with Fund	Trustee
Term of office[1] and length of time served[2]	Since 2013
Principal occupation(s) during the past five years	Board Member, Great Public Schools Now (since 2018); Senior Vice President Emeritus (since 2016) and formerly, Senior Vice President, Finance and Chief Financial Officer (2009 to 2016) at University of Southern California; Board Member, Excellent Education Development (since 2012)
Number of funds in fund complex overseen by Trustee[3]	57
Other Trusteeships held by Trustee during the past five years	None

Jane F. Dasher

Year of birth	1949
Position(s) with Fund	Trustee
Term of office[1] and length of time served[2]	Since 1999
Principal occupation(s) during the past five years	Chief Financial Officer, Long Light Capital, LLC, formerly known as Korsant Partners, LLC (a family investment company) (since 1997)
Number of funds in fund complex overseen by Trustee[3]	57
Other Trusteeships held by Trustee during the past five years	Director, Visual Kinematics, Inc. (since 2018)

Anita L. DeFrantz

Year of birth	1952
Position(s) with Fund	Trustee
Term of office[1] and length of time served[2]	Since 1998
Principal occupation(s) during the past five years	President of Tubman Truth Corp. (since 2015); President Emeritus (since 2015) and formerly, President (1987 to 2015) and Director (1990 to 2015) of LA84 (formerly Amateur Athletic Foundation of Los Angeles); Member (since 1986), Member of the Executive Board (since 2013) and Vice President (since 2017) of the International Olympic Committee
Number of funds in fund complex overseen by Trustee[3]	57
Other Trusteeships held by Trustee during the past five years	None

72	Western Asset Intermediate-Term Municipals Fund

Independent Trustees† (cont’d)

Susan B. Kerley

Year of birth	1951
Position(s) with Fund	Trustee
Term of office[1] and length of time served[2]	Since 1992
Principal occupation(s) during the past five years	Investment Consulting Partner, Strategic Management Advisors, LLC (investment consulting) (since 1990)
Number of funds in fund complex overseen by Trustee[3]	57
Other Trusteeships held by Trustee during the past five years	Director and Trustee (since 1990) and Chairman (since 2017 and 2005 to 2012) of various series of MainStay Family of Funds (66 funds); formerly, Investment Company Institute (ICI) Board of Governors (2006 to 2014); ICI Executive Committee (2011 to 2014); Chairman of the Independent Directors Council (2012 to 2014)

Michael Larson

Year of birth	1959
Position(s) with Fund	Trustee
Term of office[1] and length of time served[2]	Since 2004
Principal occupation(s) during the past five years	Chief Investment Officer for William H. Gates III (since 1994)[4]
Number of funds in fund complex overseen by Trustee[3]	57
Other Trusteeships held by Trustee during the past five years	Republic Services, Inc. (since 2009); Fomento Economico Mexicano, SAB (since 2011); Ecolab Inc. (since 2012); formerly, AutoNation, Inc. (2010 to 2018)

Avedick B. Poladian

Year of birth	1951
Position(s) with Fund	Trustee
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during the past five years	Director and Advisor (since 2017) and former Executive Vice President and Chief Operating Officer (2002 to 2016) of Lowe Enterprises, Inc. (privately held real estate and hospitality firm); formerly, Partner, Arthur Andersen, LLP (1974 to 2002)
Number of funds in fund complex overseen by Trustee[3]	57
Other Trusteeships held by Trustee during the past five years	Occidental Petroleum Corporation (since 2008); California Resources Corporation (since 2014); and Public Storage (since 2010)

Western Asset Intermediate-Term Municipals Fund	73

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Independent Trustees† (cont’d)

William E.B. Siart

Year of birth	1946
Position(s) with Fund	Trustee and Chairman of the Board
Term of office[1] and length of time served[2]	Since 1997 (Chairman of the Board since 2020)
Principal occupation(s) during the past five years	Chairman of Great Public Schools Now (since 2015); Chairman of Excellent Education Development (since 2000); formerly, Trustee of The Getty Trust (since 2005 to 2017); Chairman of Walt Disney Concert Hall, Inc. (1998 to 2006)
Number of funds in fund complex overseen by Trustee[3]	57
Other Trusteeships held by Trustee during the past five years	Member of Board of United States Golf Association, Executive Committee Member (since 2017); Trustee, University of Southern California (since 1994)

Jaynie Miller Studenmund

Year of birth	1954
Position(s) with Fund	Trustee
Term of office[1] and length of time served[2]	Since 2004
Principal occupation(s) during the past five years	Corporate Board Member and Advisor (since 2004); formerly, Chief Operating Officer of Overture Services, Inc. (publicly traded internet company that created search engine marketing) (2001 to 2004); President and Chief Operating Officer, PayMyBills (internet innovator in bill presentment/payment space) (1999 to 2001); Executive vice president for consumer and business banking for three national financial institutions (1984 to 1997)
Number of funds in fund complex overseen by Trustee[3]	57
Other Trusteeships held by Trustee during the past five years	Director of Pacific Premier Bancorp Inc. and Pacific Premier Bank (since 2019); Director of EXL (operations management and analytics company) (since 2018); Director of CoreLogic, Inc. (information, analytics and business services company) (since 2012); formerly, Director of Pinnacle Entertainment, Inc. (gaming and hospitality company) (2012 to 2018); Director of LifeLock, Inc. (identity theft protection company) (2015 to 2017); Director of Orbitz Worldwide, Inc. (online travel company) (2007 to 2014)

Peter J. Taylor

Year of birth	1958
Position(s) with Fund	Trustee
Term of office[1] and length of time served[2]	Since 2019
Principal occupation(s) during the past five years	President, ECMC Foundation (nonprofit organization) (since 2014); formerly, Executive Vice President and Chief Financial Officer for University of California system (2009 to 2014)
Number of funds in fund complex overseen by Trustee[3]	57
Other Trusteeships held by Trustee during the past five years	Director of Pacific Mutual Holding Company[5] (since 2016); Member of the Board of Trustees of California State University system (since 2015); Ralph M. Parson Foundation (since 2015), Kaiser Family Foundation (since 2012), and Edison International (since 2011)

74	Western Asset Intermediate-Term Municipals Fund

Interested Trustee

Ronald L. Olson[6]

Year of birth	1941
Position(s) with Fund	Trustee
Term of office[1] and length of time served[2]	Since 2005
Principal occupation(s) during the past five years	Partner of Munger, Tolles & Olson LLP (law partnership) (since 1968)
Number of funds in fund complex overseen by Trustee[3]	57
Other Trusteeships held by Trustee during the past five years	Berkshire Hathaway, Inc. (since 1997)

Interested Trustee and Officer

Jane Trust, CFA[7]

Year of birth	1962
Position(s) with Fund	Trustee, President and Chief Executive Officer
Term of office[1] and length of time served[2]	Since 2015
Principal occupation(s) during the past five years	Senior Vice President, Fund Board Management, Franklin Templeton (since 2020); Officer and/or Trustee/Director of 147 funds associated with Legg Mason Partners Fund Advisor, LLC (“LMPFA”) or its affiliates (since 2015); President and Chief Executive Officer of LMPFA (since 2015); formerly, Senior Managing Director (2018 to 2020) and Managing Director (2016 to 2018) of Legg Mason & Co., LLC (“Legg Mason & Co.”); Senior Vice President of LMPFA (2015)
Number of funds in fund complex overseen by Trustee[3]	145
Other Trusteeships held by Trustee during the past five years	None

Additional Officers

Ted P. Becker
Franklin Templeton
620 Eighth Avenue, 47th Floor, New York, NY 10018

Year of birth	1951
Position(s) with Fund	Chief Compliance Officer
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during the past five years	Vice President, Global Compliance of Franklin Templeton (since 2020); Chief Compliance Officer of LMPFA (since 2006); Chief Compliance Officer of certain funds associated with Legg Mason & Co. or its affiliates (since 2006); formerly, Director of Global Compliance at Legg Mason, Inc. (2006 to 2020); Managing Director of Compliance of Legg Mason & Co. (2005 to 2020)

Western Asset Intermediate-Term Municipals Fund	75

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Additional Officers (cont’d)

Susan Kerr

Franklin Templeton

620 Eighth Avenue, 47th Floor, New York, NY 10018

Year of birth	1949
Position(s) with Fund	Chief Anti-Money Laundering Compliance Officer
Term of office[1] and length of time served[2]	Since 2013
Principal occupation(s) during the past five years	Senior Compliance Analyst, Franklin Templeton (since 2020); Chief Anti-Money Laundering Compliance Officer of certain funds associated with Legg Mason & Co. or its affiliates (since 2013) and Anti-Money Laundering Compliance Officer (since 2012), Senior Compliance Officer (since 2011) and Assistant Vice President (since 2010) of Legg Mason Investor Services, LLC (“LMIS”); formerly, Assistant Vice President of Legg Mason & Co. (2010 to 2020)

Jenna Bailey

Franklin Templeton

100 First Stamford Place, 5th Floor, Stamford, CT 06902

Year of birth	1978
Position(s) with Fund	Identity Theft Prevention Officer
Term of office[1] and length of time served[2]	Since 2015
Principal occupation(s) during the past five years	Senior Compliance Analyst of Franklin Templeton (since 2020); Identity Theft Prevention Officer of certain funds associated with Legg Mason & Co. or its affiliates (since 2015); formerly, Compliance Officer of Legg Mason & Co. (2013 to 2020); Assistant Vice President of Legg Mason & Co. (2011 to 2020)

Marc A. De Oliveira*

Franklin Templeton

100 First Stamford Place, 6th Floor, Stamford, CT 06902

Year of birth	1971
Position(s) with Fund	Secretary and Chief Legal Officer
Term of office[1] and length of time served[2]	Since 2020
Principal occupation(s) during the past five years	Associate General Counsel of Franklin Templeton (since 2020); Assistant Secretary of certain funds associated with Legg Mason & Co. or its affiliates (since 2006); formerly, Managing Director (2016 to 2020) and Associate General Counsel of Legg Mason & Co. (2005 to 2020)

76	Western Asset Intermediate-Term Municipals Fund

Additional Officers (cont’d)

Thomas C. Mandia

Franklin Templeton

100 First Stamford Place, 6th Floor, Stamford, CT 06902

Year of birth	1962
Position(s) with Fund	Senior Vice President
Term of office[1] and length of time served[2]	Since 2020
Principal occupation(s) during the past five years	Senior Associate General Counsel of Franklin Templeton (since 2020); Secretary of LMPFA (since 2006); Assistant Secretary of certain funds associated with Legg Mason & Co. or its affiliates (since 2006); Secretary of LM Asset Services, LLC (“LMAS”) (since 2002) and Legg Mason Fund Asset Management, Inc. (“LMFAM”) (since 2013) (formerly registered investment advisers); formerly, Managing Director and Deputy General Counsel of Legg Mason & Co. (2005 to 2020)

Christopher Berarducci

Franklin Templeton

620 Eighth Avenue, 47th Floor, New York, NY 10018

Year of birth	1974
Position(s) with Fund	Treasurer and Principal Financial Officer
Term of office[1] and length of time served[2]	Since 2019
Principal occupation(s) during the past five years	Vice President, Fund Administration and Reporting, Franklin Templeton (since 2020); Treasurer (since 2010) and Principal Financial Officer (since 2019) of certain funds associated with Legg Mason & Co. or its affiliates; formerly, Managing Director (2020), Director (2015 to 2020), and Vice President (2011 to 2015) of Legg Mason & Co.

Jeanne M. Kelly

Franklin Templeton

620 Eighth Avenue, 47th Floor, New York, NY 10018

Year of birth	1951
Position(s) with Fund	Senior Vice President
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during the past five years	U.S. Fund Board Team Manager, Franklin Templeton (since 2020); Senior Vice President of certain funds associated with Legg Mason & Co. or its affiliates (since 2007); Senior Vice President of LMPFA (since 2006); President and Chief Executive Officer of LMAS and LMFAM (since 2015); formerly, Managing Director of Legg Mason & Co. (2005 to 2020); Senior Vice President of LMFAM (2013 to 2015)

†	Trustees who are not “interested persons” of the Fund within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”).

*	Effective September 15, 2020, Mr. De Oliveira became Secretary and Chief Legal Officer.

[1]	Each Trustee and officer serves until his or her respective successor has been duly elected and qualified or until his or her earlier death, resignation, retirement or removal.

Western Asset Intermediate-Term Municipals Fund	77

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

[2]	Indicates the earliest year in which the Trustee became a board member for a fund in the Legg Mason fund complex or the officer took such office.

[3]

Each board member also serves as a Director of Western Asset Investment Grade Income Fund Inc. and a Trustee of Western Asset Premier Bond Fund (closed-end investment companies), which are considered part of the same fund complex. Additionally, effective April 24, 2020, each board member serves as a Trustee of Western Asset Inflation-Linked Income Fund and Western Asset Inflation-Linked Opportunities & Income Fund, closed-end investment companies that are part of the same fund complex.

[4]

Mr. Larson is the chief investment officer for William H. Gates III and in that capacity oversees the investments of Mr. Gates and the investments of the Bill and Melinda Gates Foundation Trust (such combined investments are referred to as the “Accounts”). Since 1997, Western Asset has provided discretionary investment advice with respect to one or more Accounts.

[5]

Western Asset and its affiliates provide investment advisory services with respect to registered investment companies sponsored by an affiliate of Pacific Mutual Holding Company (“Pacific Holdings”). Affiliates of Pacific Holdings receive compensation from LMPFA or its affiliates for shareholder or distribution services provided with respect to registered investment companies for which Western Asset or its affiliates serve as investment adviser.

[6]	Mr. Olson is an “interested person” of the Fund, as defined in the 1940 Act, because his law firm has provided legal services to Western Asset.

[7]	Ms. Trust is an “interested person” of the Fund, as defined in the 1940 Act, because of her position with LMPFA and/or certain of its affiliates.

78	Western Asset Intermediate-Term Municipals Fund

Important tax information (unaudited)

The following information is provided with respect to the distributions paid during the taxable year ended March 31, 2021:

Record Date:	Daily	Daily	Daily	Daily
Payable Date:	April 2020 through September 2020	10/30/2020	November 2020 through February 2021	3/31/2021
Tax-exempt interest	100.00%	87.86%	100.00%	99.99%
Ordinary income*	—	12.14%	—	0.01%

The following information is applicable to non-U.S. resident shareholders:

*	All of the ordinary income distributions paid by the Fund represent Interest-related dividends eligible for exemption from U.S. withholding tax for nonresident shareholders and foreign corporations.

Western Asset Intermediate-Term Municipals Fund	79

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Western Asset

Intermediate-Term Municipals Fund

Trustees

Robert Abeles, Jr.

Jane F. Dasher

Anita L. DeFrantz

Susan B. Kerley

Michael Larson

Ronald L. Olson

Avedick B. Poladian

William E.B. Siart

Chairman

Jaynie M. Studenmund

Peter J. Taylor

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Western Asset Management Company, LLC

Distributor

Legg Mason Investor Services, LLC

Custodian

The Bank of New York Mellon

Transfer agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

PricewaterhouseCoopers LLP Baltimore, MD

Western Asset Intermediate-Term Municipals Fund

The Fund is a separate investment series of Legg Mason Partners Income Trust, a Maryland statutory trust.

Western Asset Intermediate-Term Municipals Fund

Legg Mason Funds

620 Eighth Avenue, 47th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.leggmason.com/mutualfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Intermediate-Term Municipals Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2021 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law.

The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform. The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary, so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

Revised April 2018

Legg Mason California Consumer Privacy Act Policy

Although much of the personal information we collect is “nonpublic personal information” subject to federal law, residents of California may, in certain circumstances, have additional rights under the California Consumer Privacy Act (“CCPA”). For example, if you are a broker,

NOT PART OF THE ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

dealer, agent, fiduciary, or representative acting by or on behalf of, or for, the account of any other person(s) or household, or a financial advisor, or if you have otherwise provided personal information to us separate from the relationship we have with personal investors, the provisions of this Privacy Policy apply to your personal information (as defined by the CCPA).

•

In addition to the provisions of the Legg Mason Funds Security and Privacy Notice, you may have the right to know the categories and specific pieces of personal information we have collected about you.

•	You also have the right to request the deletion of the personal information collected or maintained by the Funds.

If you wish to exercise any of the rights you have in respect of your personal information, you should advise the Funds by contacting them as set forth below. The rights noted above are subject to our other legal and regulatory obligations and any exemptions under the CCPA. You may designate an authorized agent to make a rights request on your behalf, subject to the identification process described below. We do not discriminate based on requests for information related to our use of your personal information, and you have the right not to receive discriminatory treatment related to the exercise of your privacy rights.

We may request information from you in order to verify your identity or authority in making such a request. If you have appointed an authorized agent to make a request on your behalf, or you are an authorized agent making such a request (such as a power of attorney or other written permission), this process may include providing a password/passcode, a copy of government issued identification, affidavit or other applicable documentation, i.e. written permission. We may require you to verify your identity directly even when using an authorized agent, unless a power of attorney has been provided. We reserve the right to deny a request submitted by an agent if suitable and appropriate proof is not provided.

For the 12-month period prior to the date of this Privacy Policy, the Legg Mason Funds have not sold any of your personal information; nor do we have any plans to do so in the future.

Contact Information

Address: Data Privacy Officer, 100 International Dr., Baltimore, MD 21202

Email: DataProtectionOfficer@franklintempleton.com

Phone: 1-800-396-4748

Revised October 2020

NOT PART OF THE ANNUAL REPORT

www.leggmason.com

© 2021 Legg Mason Investor Services, LLC Member FINRA, SIPC

FD2305 5/21 SR21-4147

ITEM 2.	CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Robert Abeles, Jr., possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify an “audit committee financial experts,” and has designated Mr. Abeles, Jr. as the Audit Committee’s financial experts. Mr. Abeles, Jr. is an “independent” Trustees pursuant to paragraph (a) (2) of Item 3 to Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending March 31, 2020 and March 31, 2021 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $154,621 in March 31, 2020 and $147,514 in March 31, 2021.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Period for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in March 31, 2020 and $0 in March 31, 2021.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $0 in March 31, 2020 and $0 in March 31, 2021. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to service affiliates during the Reporting Periods that required pre-approval by the Audit Committee.

d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) for the Item 4 for the Legg Mason Partners Income Trust, were $0 in March 31, 2020 and $0 in March 31, 2021.

All Other Fees. There were no other non-audit services rendered by the Auditor to Legg Mason Partners Fund Advisors, LLC (“LMPFA”), and any entity controlling, controlled by or under common control with LMPFA that provided ongoing services to Legg Mason Partners Income Trust requiring pre-approval by the Audit Committee in the Reporting Period.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by LMPFA or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) For the Legg Mason Partners Income Trust, the percentage of fees that were approved by the audit committee, with respect to: Audit-Related Fees were 100% and 100% for March 31, 2020 and March 31, 2021; Tax Fees were 100% and 100% for March 31, 2020 and March 31, 2021; and Other Fees were 100% and 100% for March 31, 2020 and March 31, 2021.

(f) N/A

(g) Non-audit fees billed by the Auditor for services rendered to Legg Mason Partners Income Trust, LMPFA and any entity controlling, controlled by, or under common control with LMPFA that provides ongoing services to Legg Mason Partners Income Trust during the reporting period were $457,301 in March 31, 2020 and $773,011 in March 31, 2021.

(h) Yes. Legg Mason Partners Income Trust’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Accountant’s independence. All services provided by the Auditor to the Legg Mason Partners Income Trust or to Service Affiliates, which were required to be pre-approved, were pre-approved as required.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

a) The independent board members are acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act. The Audit Committee consists of the following Board members:

Robert Abeles, Jr. Jane F. Dasher
Anita L. DeFrantz Susan B. Kerley Michael Larson Ronald L. Olson Avedick B. Poladian William E.B. Siart Jaynie M. Studenmund Peter J. Taylor Jane Trust

b) Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)   The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.
Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date: May 25, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date: May 25, 2021

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date: May 25, 2021